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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09721
Allianz Global Investors Managed Accounts Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna-1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Equity Shares—Series I Schedule of Investments
 January 31, 2010 (unaudited)

Shares		Value*

COMMON STOCK—93.7%
	Australia—5.5%
3,206	Australia & New Zealand Banking Group Ltd.	$61,354
2,751	QBE Insurance Group Ltd.	55,479

		116,833

	Belgium—3.7%
1,548	Anheuser-Busch InBev NV	77,249

	China—2.0%
100	Baidu, Inc. ADR (c)	41,171

	France—12.3%
562	Air Liquide S.A.	59,607
853	Alstom S.A.	56,955
2,691	Vinci S.A.	143,718

		260,280

	Germany—2.4%
897	BASF SE	51,030

	Israel—1.7%
1,100	Check Point Software Technologies (c)	35,178

	Italy—3.3%
2,176	Saipem SpA	70,450

	Japan—19.3%
1,400	Canon, Inc.	54,723
1,600	Hitachi Construction Machinery Co., Ltd.	33,545
900	Ibiden Co., Ltd.	30,732
2	Inpex Corp.	14,635
6	KDDI Corp.	31,627
7,000	Mitsui Fudosan Co., Ltd.	117,727
900	Shin-Etsu Chemical Co., Ltd.	47,070
2,000	Shionogi & Co., Ltd.	41,217
1,100	Sony Corp.	36,687

		407,963

	Korea (Republic of)—3.3%
200	Samsung Electronics Co., Ltd. GDR (a)	69,000

	Netherlands—3.5%
1,137	Koninklijke DSM NV	52,993
744	TNT NV	21,359

		74,352

	Portugal—1.8%
9,771	Energias de Portugal S.A.	38,730

	Spain—9.2%
4,677	Banco Santander S.A.	66,792
2,715	Gamesa Corp. Tecnologica S.A.	39,405
905	Inditex S.A.	56,966
638	Red Electrica Corp. S.A.	31,985

		195,148

Equity Shares—Series I Schedule of Investments
 January 31, 2010 (unaudited)

Shares			Value*

	Sweden—6.5%
5,757	Atlas Copco AB, Class A		$78,049
1,019	Hennes & Mauritz AB, Class B		59,966

			138,015

	Switzerland—3.2%
4,189	Xstrata PLC (c)		67,972

	Taiwan—1.2%
2,650	Hon Hai Precision Industry Co., Ltd. GDR		24,380

	United Kingdom—14.8%
23,011	Centrica PLC		98,787
8,784	Inmarsat PLC		95,378
5,187	Standard Chartered PLC		119,476

			313,641

	Total Common Stock (cost—$1,911,125)		1,981,392

PREFERRED STOCK—4.5%
	Germany—4.5%
1,408	Fresenius SE (cost—$80,675)		95,874

	Total Investments (cost—$1,991,800) (b)	98.2%	2,077,266
	Other assets less liabilities	1.8	36,991

	Net Assets	100.0%	$2,114,257

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Portfolio.

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Securities with an aggregate value of $1,840,745, representing 87.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(c)	Non-income producing.
Glossary:
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Portfolio to measure fair value during the three months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolio utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at January 31, 2010 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2—	Level 3—
		Other Significant	Significant
	Level 1—	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/10

Investments in Securities—Assets
Common Stock:
China	$41,171	—	—	$41,171
Israel	35,178	—	—	35,178
Korea (Republic of)	69,000	—	—	69,000
Spain	66,792	$128,356	—	195,148
Taiwan	24,380	—	—	24,380
All Other	—	1,616,515	—	1,616,515
Preferred Stock:
Germany	—	95,874	—	95,874

Total Investments	$236,521	$1,840,745	—	$2,077,266

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time, the Portfolio’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Fixed Income SHares—Series C Schedule of Investments
 January 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—68.1%
Airlines—1.8%
		Continental Airlines, Inc.,
	$2,100	6.503%, 12/15/12	Baa2/BBB+	$2,131,500
	900	7.918%, 11/1/11	Baa2/BBB	900,000
		Northwest Airlines, Inc.,
	1,553	7.041%, 10/1/23	WR/BBB-	1,421,506
	49,579	7.15%, 4/1/21 (MBIA)	Ba3/BBB-	45,736,441
	70	United Air Lines Pass Through Trust, 10.125%, 3/22/15 (b)(f)	WR/NR	25,339

				50,214,786

Banking—10.8%
	€2,600	ABN Amro Bank NV, 3.75%, 1/12/12	Aaa/AAA	3,740,961
		American Express Bank FSB,
	$10,000	0.361%, 5/29/12, FRN	A2/BBB+	9,812,250
	5,000	5.50%, 4/16/13	A2/BBB+	5,353,965
	12,000	5.55%, 10/17/12	A2/BBB+	12,933,024
	33,700	Australia & New Zealand Banking Group Ltd., 3.70%, 1/13/15 (a)(d)	Aa1/AA	34,148,378
	€2,200	Bank of Scotland PLC, 3.375%, 12/5/11	Aaa/AAA	3,165,875
		Barclays Bank PLC,
	€10,180	4.875%, 12/15/14 (h)	Baa2/BBB+	10,612,273
	$24,000	6.05%, 12/4/17 (a)(d)	Baa1/A	24,866,928
	1,300	7.434%, 12/15/17 (a)(d)(h)	Baa2/BBB+	1,244,750
	4,000	8.55%, 6/15/11 (a)(d)(h)	Baa2/BBB+	3,880,000
	£3,300	14.00%, 6/15/19 (h)	Baa2/BBB+	6,728,877
	$6,600	CBA Capital Trust II, 6.024%, 3/15/16 (a)(d)(h)	Aa3/A+	5,714,498
AUD	2,600	Commonwealth Bank of Australia, 4.50%, 2/20/14	Aaa/AAA	2,215,462
	€3,000	Compagnie de Financement Foncier, 4.00%, 10/25/12	Aaa/AAA	4,377,536
	$4,200	Credit Suisse, 5.00%, 5/15/13	Aa1/A+	4,531,195
	5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(h)	Ba3/BB-	3,750,000
	30,600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Ba1/BBB-	29,971,874
	10,400	HSBC Bank USA N.A., 6.00%, 8/9/17	A1/AA-	11,428,466
		HSBC Capital Funding L.P. (a)(d)(h),
	13,900	4.61%, 6/27/13	A3/A-	12,320,710
	1,350	10.176%, 6/30/30	A3/A-	1,636,875
	28,000	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(b)(d)(g)(h)(l) (acquisition cost—$28,000,000; purchased 12/15/09)	Ba1/BB	31,036,184
	25,000	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(h)	Aa2/AA-	32,043,175
	2,400	RBS Capital Trust I, 4.709%, 7/1/13 (h)	B3/CC	1,332,000
	3,600	Resona Bank Ltd., 5.85%, 4/15/16 (a)(d)(h)	A2/BBB	3,326,515
	€2,100	SNS Bank NV, 2.875%, 1/30/12	Aaa/AAA	2,977,905
		Sumitomo Mitsui Banking Corp.,
	¥200,000	1.544%, 6/2/49, FRN	NR/NR	2,108,126
	€10,260	4.375%, 10/15/15 (h)	Aa3/A-	13,120,022
		Wachovia Bank N.A.,
	$1,700	0.584%, 3/15/16, FRN	Aa3/AA-	1,580,685
	€5,000	6.00%, 5/23/13	Aa2/AA	7,571,944
AUD	20,000	Westpac Banking Corp., 4.75%, 3/5/14	Aaa/AAA	17,185,936

				304,716,389

Computers—0.2%
	$5,000	Lexmark International, Inc., 5.90%, 6/1/13	Baa3/BBB-	5,185,085

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Diversified Manufacturing—0.6%
$15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	Baa2/BBB-	$16,335,045

Drugs & Medical Products—1.5%
100	Biomet, Inc., 10.00%, 10/15/17	B3/B-	109,250
23,900	CVS Pass-Through Trust, 7.507%, 1/10/32 (a)(d)	Baa2/BBB+	25,826,531
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB+	1,842,759
12,000	Pfizer, Inc., 6.20%, 3/15/19	A1/AA	13,487,208

			41,265,748

Electronics—0.0%
400	Sanmina-SCI Corp., 8.125%, 3/1/16	B2/CCC	403,000

Energy—2.8%
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(d)	Baa2/BBB	3,007,680
2,450	El Paso Corp., 7.00%, 6/15/17	Ba3/BB-	2,517,860
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	5,162,688
	Energy Transfer Partners L.P.,
3,000	6.00%, 7/1/13	Baa3/BBB-	3,275,964
2,100	6.125%, 2/15/17	Baa3/BBB-	2,232,443
2,600	6.625%, 10/15/36	Baa3/BBB-	2,642,266
756	Enterprise Products Operating LLC, 7.625%, 2/15/12	Baa3/BBB-	838,893
1,172	Kern River Funding Corp., 4.893%, 4/30/18 (a)(d)	A3/A-	1,190,584
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Baa2/BBB	6,284,781
3,800	6.95%, 1/15/38	Baa2/BBB	4,200,471
5,500	7.30%, 8/15/33	Baa2/BBB	6,195,656
11,900	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 (a)(d)	Ba1/BBB	12,479,625
3,400	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Baa3/BBB-	3,868,551
	Northwest Pipeline Corp.,
3,900	5.95%, 4/15/17	Baa2/BBB-	4,235,962
1,700	7.00%, 6/15/16	Baa2/BBB-	1,960,008
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB-	6,020,382
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,743,372
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	26,200
4,400	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	4,670,037
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,236,880
1,825	Williams Cos., Inc., 7.625%, 7/15/19	Baa3/BB+	2,193,832

			77,984,135

Financial Services—32.5%
	American Express Co.,
100	6.15%, 8/28/17	A3/BBB+	106,961
11,000	7.25%, 5/20/14	A3/BBB+	12,584,220
£3,500	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	3,897,837
	Bank of America Corp.,
€5,000	4.75%, 5/6/19, FRN	A3/A-	6,760,908
$600	5.75%, 12/1/17	A2/A	613,196
25,000	7.375%, 5/15/14	A2/A	28,372,850
500	Bank of America N.A., 5.30%, 3/15/17	A1/A	493,145
	Bear Stearns Cos. LLC,
1,500	5.30%, 10/30/15	Aa3/A+	1,600,455
5,000	5.70%, 11/15/14	Aa3/A+	5,500,455
17,400	6.40%, 10/2/17	Aa3/A+	19,218,909
24,200	7.25%, 2/1/18	Aa3/A+	27,812,261

Fixed Income SHares—Series C Schedule of Investments
 January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Financial Services (continued)
$9,400	BNP Paribas, 5.186%, 6/29/15 (a)(d)(h)	Baa1/A	$8,367,260
10,000	Caelus Re Ltd., 6.504%, 6/7/11, FRN (a)(b)(d)(l) (acquisition cost—$9,963,680; purchased 6/20/08-2/09/09)	NR/BB	9,933,160
	CIT Group, Inc.,
84	7.00%, 5/1/13	NR/NR	77,285
126	7.00%, 5/1/14	NR/NR	113,249
126	7.00%, 5/1/15	NR/NR	110,099
210	7.00%, 5/1/16	NR/NR	181,136
294	7.00%, 5/1/17	NR/NR	251,753
	Citigroup, Inc.,
21,425	5.30%, 10/17/12	A3/A	22,583,214
18,500	5.50%, 8/27/12	A3/A	19,540,458
27,930	5.85%, 7/2/13	A3/A	29,556,057
10,118	6.00%, 8/15/17	A3/A	10,221,335
5,000	6.625%, 6/15/32	Baa1/A-	4,617,810
2,100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	1,963,500
	Countrywide Financial Corp.,
775	0.715%, 5/7/12, FRN	A2/A	762,812
19,700	5.80%, 6/7/12	A2/A	21,137,036
	Credit Agricole S.A. (h),
16,300	6.637%, 5/31/17 (a)(d)	Aa3/A-	14,282,875
17,500	6.637%, 5/31/17 (b)	Aa3/A-	15,137,500
	Ford Motor Credit Co. LLC,
16,900	7.00%, 10/1/13	B3/B-	16,930,893
6,700	8.00%, 12/15/16	B3/B-	6,748,521
	General Electric Capital Corp.,
15,000	0.344%, 5/29/12, FRN	Aa2/AA+	14,454,300
9,594	0.373%, 12/20/13, FRN	Aa2/AA+	9,170,684
1,000	0.444%, 10/6/15, FRN	Aa2/AA+	922,976
€10,000	4.625%, 9/15/66, (converts to FRN on 9/15/16) (a)(d)	Aa3/A+	11,467,093
€25,700	5.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	29,827,646
$20,000	5.625%, 5/1/18	Aa2/AA+	20,497,620
5,000	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	4,425,000
£1,400	6.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	1,914,034
	GMAC, Inc.,
$15,330	6.00%, 12/15/11	Ca/B	14,995,499
1,000	6.75%, 12/1/14	Ca/B	972,528
14,820	8.00%, 11/1/31	Ca/B	14,151,144
	Goldman Sachs Group, Inc.,
4,100	0.701%, 3/22/16, FRN	A1/A	3,855,993
5,100	0.751%, 1/12/15, FRN	A1/A	4,902,870
€10,000	1.065%, 5/23/16, FRN	A1/A	12,913,879
$11,900	5.25%, 10/15/13	A1/A	12,793,583
19,559	5.35%, 1/15/16	A1/A	20,588,077
700	5.75%, 10/1/16	A1/A	750,756
19,800	5.95%, 1/18/18	A1/A	20,901,236
15,200	6.15%, 4/1/18	A1/A	16,209,706
14,900	6.25%, 9/1/17	A1/A	16,069,933
2,700	6.75%, 10/1/37	A2/A-	2,681,273
2,335	HSBC Finance Corp., 0.485%, 8/9/11, FRN	A3/A	2,304,804
400	HSBC Holdings PLC, 7.625%, 5/17/32	A1/A	456,766

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Financial Services (continued)
$29,000	JPMorgan Chase & Co., 6.00%, 1/15/18	Aa3/A+	$31,401,374
	JPMorgan Chase Bank N.A.,
4,400	0.584%, 6/13/16, FRN	Aa2/A+	4,158,955
9,200	6.00%, 10/1/17	Aa2/A+	9,891,592
2,700	JPMorgan Chase Capital XX,
	6.55%, 9/15/66, (converts to FRN on 9/30/36)	A2/BBB+	2,560,437
	LBG Capital No.1 PLC,
3,400	7.875%, 11/1/20	Ba3/BB-	3,026,000
22,200	8.50%, 12/17/21 (a)(b)(d)(h)(l) (acquisition cost—$22,200,000; purchased 9/22/05-5/10/07)	NR/B+	18,648,000
2,000	Longpoint Re Ltd., 5.504%, 11/8/11, FRN (a)(b)(d)(l) (acquisition cost—$2,000,000; purchased 4/27/07)	NR/BB+	2,005,500
	Merrill Lynch & Co., Inc.,
5,000	0.711%, 1/15/15, FRN	A2/A	4,727,875
€2,000	1.264%, 9/14/18, FRN	A3/A-	2,405,968
$3,270	6.05%, 8/15/12	A2/A	3,535,099
22,700	6.40%, 8/28/17	A2/A	23,797,999
60,100	6.875%, 4/25/18	A2/A	65,028,200
	Morgan Stanley,
500	0.499%, 1/9/12, FRN	A2/A	495,490
5,400	0.731%, 10/15/15, FRN	A2/A	5,018,895
€10,000	1.10%, 1/16/17, FRN	A2/A	12,677,379
$500	5.30%, 3/1/13	A2/A	536,093
2,800	5.375%, 10/15/15	A2/A	2,961,952
5,000	5.625%, 9/23/19	A2/A	5,059,570
900	5.95%, 12/28/17	A2/A	940,140
25,000	6.00%, 5/13/14	A2/A	27,266,750
6,600	6.00%, 4/28/15	A2/A	7,115,288
21,200	6.25%, 8/28/17	A2/A	22,652,073
400	6.625%, 4/1/18	A2/A	438,356
£550	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (h)	A2/BBB+	762,350
$700	Mystic Re Ltd., 10.254%, 6/7/11, FRN (a)(b)(d)(l) (acquisition cost—$700,000; purchased 5/23/07)	NR/BB-	713,440
646	Preferred Term Securities XIII Ltd., 0.803%, 3/24/34, FRN (a)(b)(d)(l) (acquisition cost—$645,868; purchased 3/9/04)	A1/BB	329,393
	Royal Bank of Scotland Group PLC (h),
22,200	6.99%, 10/5/17 (a)(d)	Ba3/CC	14,226,470
10,000	7.64%, 9/29/17	B3/CC	5,807,060
5,000	7.648%, 9/30/31	Ba3/BB-	3,904,785
2,710	9.118%, 6/1/10	B3/BB-	2,330,679
	SLM Corp.,
2,800	0.479%, 10/25/11, FRN	Ba1/BBB-	2,583,448
9,255	8.45%, 6/15/18	Ba1/BBB-	9,086,235
	Teco Finance, Inc.,
983	6.572%, 11/1/17	Baa3/BBB-	1,053,165
2,000	6.75%, 5/1/15	Baa3/BBB-	2,205,510
7,700	TNK-BP Finance S.A., 7.50%, 3/13/13	Baa2/BBB-	8,229,375
7,400	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 3/5/14	Baa1/BBB	7,492,500
1,000	UBS AG, 5.875%, 12/20/17	Aa3/A+	1,057,057
5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h)	Baa3/BBB-	4,948,625
6,700	USB Capital IX, 6.189%, 4/15/11 (h)	A2/BBB+	5,628,000
	Wachovia Corp.,
100	0.379%, 4/23/12, FRN	A1/AA-	99,088
2,200	0.524%, 6/15/17, FRN	A1/AA-	1,993,290
2,700	5.50%, 5/1/13	A1/AA-	2,930,105
2,000	5.625%, 10/15/16	A2/A+	2,084,126
9,900	5.75%, 2/1/18	A1/AA-	10,447,460

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Financial Services (continued)
$35,917	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Ba1/A-	$36,455,755
4,900	White Nights Finance BV for Gazprom, 10.50%, 3/25/14	Baa1/NR	5,672,730
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(d)	Baa2/BBB	7,830,983

			920,925,164

Food & Beverage—0.6%
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB+	7,427,312
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB	437,846
7,000	Sara Lee Corp., 3.875%, 6/15/13	Baa1/BBB+	7,236,481
1,100	Tate & Lyle International Finance PLC, 6.625%, 6/15/16 (a)(d)	Baa3/BBB-	1,176,028

			16,277,667

Insurance—4.9%
	American International Group, Inc.,
7,900	0.361%, 10/18/11, FRN	A3/A-	7,194,814
€1,500	4.00%, 9/20/11	A3/A-	2,011,416
€7,800	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	5,691,848
$100	4.95%, 3/20/12	A3/NR	97,143
7,400	5.05%, 10/1/15	A3/A-	6,171,866
400	5.60%, 10/18/16	A3/A-	327,752
24,000	5.85%, 1/16/18	A3/A-	19,307,376
14,100	6.25%, 5/1/36	A3/A-	10,432,491
€24,050	8.00%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	22,396,970
$800	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	544,000
67,700	8.25%, 8/15/18	A3/A-	62,244,192
£3,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	3,244,860

			139,664,728

Metals & Mining—0.1%
$2,000	Rio Tinto Finance USA Ltd., 8.95%, 5/1/14	Baa1/BBB+	2,415,302

Multi-Media—1.6%
1,000	Comcast Cable Communications LLC, 7.125%, 6/15/13	Baa1/BBB+	1,135,161
	Comcast Corp.,
10,600	5.875%, 2/15/18	Baa1/BBB+	11,338,120
1,700	5.90%, 3/15/16	Baa1/BBB+	1,857,350
810	CSC Holdings LLC, 7.875%, 2/15/18	Ba3/BB	848,475
3,700	DISH DBS Corp., 7.00%, 10/1/13	Ba3/BB-	3,820,250
	Time Warner Cable, Inc.,
6,940	5.85%, 5/1/17	Baa2/BBB	7,433,906
1,500	8.25%, 4/1/19	Baa2/BBB	1,810,541
12,200	Time Warner Entertainment Co. L.P., 8.875%, 10/1/12	Baa2/BBB	14,194,749
1,600	Time Warner, Inc., 5.50%, 11/15/11	Baa2/BBB	1,710,406

			44,148,958

Oil & Gas—2.9%
4,600	Anadarko Finance Co., 6.75%, 5/1/11	Baa3/BBB-	4,857,434
300	Anadarko Petroleum Corp., 5.95%, 9/15/16	Baa3/BBB-	324,877
2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	Baa2/BBB	2,642,686

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Oil & Gas (continued)
$10,400	Canadian Oil Sands Ltd., 7.75%, 5/15/19 (a)(d)	Baa2/BBB	$12,307,641
	Devon Financing Corp.,
2,900	6.875%, 9/30/11	Baa1/BBB+	3,159,190
1,300	7.875%, 9/30/31	Baa1/BBB+	1,634,815
	EnCana Corp.,
2,000	5.90%, 12/1/17	Baa2/BBB+	2,192,686
4,700	6.50%, 8/15/34	Baa2/BBB+	5,063,686
	Gaz Capital S.A. (a)(d),
5,700	7.343%, 4/11/13	Baa1/BBB	6,027,750
14,000	8.146%, 4/11/18	Baa1/BBB	15,260,000
2,785	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB+	2,905,658
4,500	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (a)(d)	Baa1/BBB	5,051,250
1,000	Petroleos Mexicanos, 8.00%, 5/3/19	Baa1/BBB	1,145,000
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB	1,189,500
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	3,506,300
	Ras Laffan Liquefied Natural Gas Co., Ltd. III (b),
1,400	5.50%, 9/30/14	Aa2/A	1,469,972
2,500	5.832%, 9/30/16	Aa2/A	2,625,000
3,000	6.75%, 9/30/19	Aa2/A	3,311,781
	XTO Energy, Inc.,
3,000	5.50%, 6/15/18	Baa2/BBB	3,249,474
1,700	6.10%, 4/1/36	Baa2/BBB	1,831,781
3,000	7.50%, 4/15/12	Baa2/BBB	3,397,539

			83,154,020

Paper & Forest Products—2.1%
	Weyerhaeuser Co.,
50,606	6.75%, 3/15/12	Ba1/BBB-	53,971,198
5,000	7.375%, 10/1/19	Ba1/BBB-	5,358,395

			59,329,593

Paper/Paper Products—0.3%
	Georgia-Pacific LLC (a)(d),
6,400	7.00%, 1/15/15	Ba3/BB+	6,560,000
2,900	7.125%, 1/15/17	Ba3/BB+	2,987,000

			9,547,000

Telecommunications—2.3%
5,000	AT&T, Inc., 5.50%, 2/1/18	A2/A	5,288,235
	AT&T Corp.,
2,352	7.30%, 11/15/11	A2/A	2,601,674
1,500	8.00%, 11/15/31	A2/A	1,859,933
	Deutsche Telekom International Finance BV,
4,500	6.75%, 8/20/18	Baa1/BBB+	5,099,382
€1,280	8.125%, 5/29/12	Baa1/BBB+	2,014,333
$2,700	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	2,450,250
	Qwest Communications International, Inc.,
1,597	7.25%, 2/15/11	Ba3/B+	1,597,000
9,503	7.50%, 2/15/14	Ba3/B+	9,609,909

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

Telecommunications (continued)
	$2,000	Qwest Corp., 3.504%, 6/15/13, FRN	Ba1/BBB-	$1,965,000
		Rogers Communications, Inc.,
CAD	800	7.25%, 12/15/11	Baa2/BBB	808,028
CAD	400	7.625%, 12/15/11	Baa2/BBB	414,160
	$4,800	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB	4,344,000
		Telefonica Emisiones s.A.u.,
	10,000	0.609%, 2/4/13, FRN	Baa1/A-	9,832,060
	3,500	5.984%, 6/20/11	Baa1/A-	3,715,562
	6,900	Verizon Communications, Inc., 5.55%, 2/15/16	A3/A	7,535,773
	900	Verizon New England, Inc., 6.50%, 9/15/11	Baa2/A	967,679
	6,100	Vodafone Group PLC, 0.536%, 2/27/12, FRN	Baa1/A-	6,091,106

				66,194,084

Tobacco—0.8%
	10,000	Altria Group, Inc., 10.20%, 2/6/39	Baa1/BBB	13,514,580
	8,030	Reynolds American, Inc., 7.75%, 6/1/18	Baa3/BBB	9,065,870

				22,580,450

Transportation—0.2%
	4,000	Ryder System, Inc., 7.20%, 9/1/15	Baa1/BBB+	4,566,620

Utilities—2.1%
	2,678	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB	2,624,684
	400	Columbus Southern Power Co., 5.50%, 3/1/13	A3/BBB	434,188
	655	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa3/BBB-	716,458
		Consumers Energy Co.,
	2,050	5.00%, 2/15/12	A3/BBB	2,192,723
	850	5.00%, 3/15/15	A3/BBB	912,314
	2,000	5.15%, 2/15/17	A3/BBB	2,110,526
	1,100	5.375%, 4/15/13	A3/BBB	1,202,242
	1,400	Dayton Power & Light Co., 5.125%, 10/1/13	Aa3/A	1,523,052
	4,000	Dominion Resources, Inc., 6.00%, 11/30/17	Baa2/A-	4,411,460
	5,000	DTE Energy Co., 6.35%, 6/1/16	Baa2/BBB-	5,265,230
	14,200	EDF S.A., 6.50%, 1/26/19 (a)(d)	Aa3/A+	16,133,983
	2,400	Enel Finance International S.A., 6.25%, 9/15/17 (a)(d)	A2/A-	2,639,102
	1,600	Energy East Corp., 6.75%, 7/15/36	A3/A-	1,833,067
	277	GG1C Funding Corp., 5.129%, 1/15/14 (a)(d)	Baa3/BBB+	276,435
	200	Idaho Power Co., 6.60%, 3/2/11	A3/A-	210,161
	1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,105,118
		Nevada Power Co.,
	1,600	5.95%, 3/15/16	Baa3/BBB	1,751,830
	3,000	6.50%, 5/15/18	Baa3/BBB	3,306,357
	1,700	Ohio Edison Co., 5.45%, 5/1/15	Baa2/BBB	1,830,042
	500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	536,011
	2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	3,170,463
	1,700	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa3/BBB	1,864,873
	4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa1/BBB+	4,602,406
	76	W3A Funding Corp., 8.09%, 1/2/17	Baa2/BBB	76,824

				60,729,549

		Total Corporate Bonds & Notes (cost—$1,789,560,017)		1,925,637,323

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

U.S. TREASURY BONDS & NOTES (i)—6.8%
	U.S. Treasury Bonds & Notes,
$6,067	1.00%, 7/31/11		$6,111,083
3,071	1.00%, 8/31/11		3,091,754
317	1.00%, 10/31/11		318,808
569	1.125%, 6/30/11		574,401
35,800	3.50%, 2/15/39 (e)		30,016,080
9,700	4.00%, 8/15/18		10,118,322
141,882	4.50%, 8/15/39 (e)		141,837,733

	Total U.S. Treasury Bonds & Notes (cost—$190,218,429)		192,068,181

MORTGAGE-BACKED SECURITIES—6.3%
€5,400	Arena BV, 0.804%, 2/17/63, CMO, FRN	Aaa/NR	7,427,255
$4,400	Banc of America Commercial Mortgage, Inc., 5.889%, 7/10/44, CMO, VRN	NR/A+	4,011,577
284	Banc of America Funding Corp., 6.087%, 1/20/47, CMO, VRN	NR/CCC	202,537
2,314	Banc of America Large Loan, Inc., 0.743%, 8/15/29, CMO, FRN (b)	Aaa/AAA	2,006,399
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
584	2.181%, 3/25/35, FRN	Aaa/AAA	560,023
2,185	2.56%, 8/25/35, FRN	Aa1/AAA	2,110,506
2,571	2.94%, 3/25/35, FRN	Aa1/AAA	2,424,340
17,671	4.429%, 10/25/35, FRN	NR/BBB+	17,297,172
166	4.631%, 5/25/34, FRN	Aaa/AAA	152,505
212	4.651%, 10/25/33, VRN	Aaa/AAA	197,560
	Bear Stearns Alt-A Trust, CMO, VRN,
6,383	5.614%, 11/25/36	B3/B-	3,813,003
5,068	5.652%, 11/25/36	B3/B-	2,962,307
1,691	5.669%, 2/25/36	Caa2/CCC	970,572
	Bear Stearns Commercial Mortgage Securities, CMO,
768	0.343%, 3/15/19, FRN (a)(d)	Aaa/AA	686,889
1,600	5.54%, 9/11/41	NR/AAA	1,599,761
7,500	5.694%, 6/11/50, VRN	NR/A+	7,056,911
3,000	Chase Commercial Mortgage Securities Corp.,
	6.484%, 2/12/16, CMO, VRN (a)(d)	Aaa/NR	3,126,529
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
747	2.51%, 8/25/35	A3/AAA	678,631
852	4.248%, 8/25/35	A3/AAA	777,718
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
4,400	5.322%, 12/11/49	Aaa/A-	3,970,403
8,000	5.363%, 1/15/46, VRN	Aaa/AAA	8,038,651
€415	Cordusio RMBS SRL, 0.847%, 6/30/35, CMO, FRN	Aaa/AAA	551,946
	Countrywide Alternative Loan Trust, CMO,
$2,750	0.421%, 11/25/46, FRN	B3/B-	1,359,843
762	0.431%, 5/25/36, FRN	B1/BB-	366,791
12,998	6.25%, 8/25/37	Caa1/CCC	6,845,939
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
368	0.551%, 3/25/35, FRN	B1/A	180,587
92	3.968%, 8/25/34, VRN	Ba1/B+	64,385
28	Credit Suisse First Boston Mortgage Securities Corp.,
	3.218%, 7/25/33, CMO, VRN	Aaa/AAA	25,316
	Credit Suisse Mortgage Capital Certificates, CMO,
2,600	5.311%, 12/15/39	Aaa/A+	2,291,467
7,300	5.723%, 6/15/39, VRN	Aaa/BBB+	6,060,729
349	Deutsche Alt-A Securities, Inc. Alternate Loan Trust,
	0.311%, 2/25/37, CMO, FRN	Ba3/AAA	338,952

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO, FRN,
$2,837	0.493%, 8/19/45	Baa3/BBB-	$1,599,980
1,842	2.593%, 7/19/44	Aa3/AAA	1,232,613
174	First Horizon Asset Securities, Inc., 2.916%, 12/25/33, CMO, FRN	Aaa/NR	163,303
4,418	Greenpoint Mortgage Funding Trust, 0.461%, 6/25/45, CMO, FRN	Baa2/BB-	2,666,325
20	Greenpoint Mortgage Pass-Through Certificates,
	3.813%, 10/25/33, CMO, FRN	NR/B	15,188
1,000	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/A	928,837
143	GSR Mortgage Loan Trust, 2.16%, 3/25/33, CMO, FRN	Aaa/NR	136,961
	Harborview Mortgage Loan Trust, CMO,
756	0.571%, 6/20/35, FRN	Aaa/AAA	570,931
307	3.931%, 5/19/33, VRN	NR/AAA	296,152
33,704	Hilton Hotel Pool Trust, 0.585%, 10/3/15, CMO, IO, VRN (a)(d)	Aaa/AAA	159,043
475	Homebanc Mortgage Trust, 5.797%, 4/25/37, CMO, VRN	Ba1/AAA	361,465
€324	IntesaBci Sec 2 SRL, 0.997%, 8/28/23, CMO, FRN	Aaa/AAA	442,300
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
$1,000	5.336%, 5/15/47	Aaa/A	906,796
6,600	5.42%, 1/15/49	Aaa/NR	5,888,641
2,200	5.44%, 6/12/47	Aaa/A+	2,065,217
	JPMorgan Mortgage Trust, CMO, FRN,
2,500	3.728%, 7/25/35	Aaa/AAA	2,374,207
213	4.386%, 11/25/33	NR/AAA	208,108
416	5.017%, 2/25/35	Aaa/AAA	413,708
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO, VRN,
1,200	5.172%, 12/12/49	Aaa/AA-	1,087,993
1,600	5.957%, 8/12/49	NR/AAA	1,469,896
	Morgan Stanley Dean Witter Capital I, CMO,
600	4.74%, 11/13/36	NR/AAA	621,506
260	6.66%, 2/15/33	NR/AAA	267,643
1,317	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(d)(g)	B3/NR	149,808
33	PNC Mortgage Acceptance Corp., 7.61%, 3/15/33, CMO	Aaa/NR	32,537
	RBSSP Resecuritization Trust, CMO, FRN (a)(d),
2,663	0.511%, 5/26/37	NR/NR	2,310,147
22,966	0.551%, 3/26/37	NR/NR	20,421,156
8,781	0.731%, 9/26/34	NR/NR	7,719,252
18,218	0.731%, 3/26/36	NR/NR	16,458,365
8,713	0.731%, 4/26/37	NR/NR	7,597,703
1,952	Residential Accredit Loans, Inc., 0.441%, 4/25/46, CMO, FRN	Baa2/CCC	789,485
178	Structured Adjustable Rate Mortgage Loan Trust,
	3.186%, 2/25/34, CMO, VRN	Aa2/AAA	158,072
5,012	Structured Asset Mortgage Investments, Inc.,
	0.451%, 5/25/36, CMO, FRN	B3/B-	2,609,940
1,828	Thornburg Mortgage Securities Trust, 0.341%, 11/25/46, CMO, FRN	A3/AAA	1,793,673
	Wachovia Bank Commercial Mortgage Trust, CMO,
450	0.313%, 6/15/20, FRN (a)(d)	Aaa/AAA	384,741
700	5.416%, 1/15/45, VRN	Aaa/AA-	688,179
1,300	5.678%, 5/15/46	Aaa/A	1,167,655
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
300	0.541%, 1/25/45	Aa2/AAA	229,197
3,278	0.62%, 11/25/34	Aa2/AAA	2,254,497
1,624	1.481%, 2/25/46	A2/AA	948,419
893	Wells Fargo Mortgage-Backed Securities Trust,
	2.923%, 3/25/36, CMO, VRN	B3/NR	633,270

	Total Mortgage-Backed Securities (cost—$179,096,344)		178,380,113

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—4.7%
	Fannie Mae—0.9%
$6,294	3.203%, 11/1/35, FRN, MBS	Aaa/AAA	$6,513,052
5	3.344%, 8/25/18, CMO, FRN	Aaa/AAA	4,758
8	3.758%, 2/1/18, FRN, MBS	Aaa/AAA	8,244
1,667	4.50%, 4/25/16, CMO	Aaa/AAA	1,695,289
3,422	4.50%, 1/25/17, CMO	Aaa/AAA	3,543,373
4,182	4.936%, 5/1/35, FRN, MBS	Aaa/AAA	4,325,715
751	5.00%, 1/25/17, CMO	Aaa/AAA	771,483
87	5.00%, 4/1/22, MBS	Aaa/AAA	92,014
5,132	5.29%, 11/25/33, CMO	Aaa/AAA	5,488,045
5	5.31%, 4/1/17, FRN, MBS	Aaa/AAA	5,017
2,496	6.00%, 11/1/27, MBS	Aaa/AAA	2,687,680

			25,134,670

	Freddie Mac—1.4%
23	0.109%, 2/1/11, FRN (i)	Aaa/AAA	22,991
453	0.208%, 8/5/11, FRN (i)	Aaa/AAA	453,138
1,396	0.633%, 11/15/16, CMO, FRN	Aaa/AAA	1,391,639
10	2.625%, 12/1/18, FRN, MBS	Aaa/AAA	9,900
72	4.50%, 10/15/19, CMO	Aaa/AAA	74,374
2,918	4.50%, 2/15/20, CMO	Aaa/AAA	2,993,148
5	4.575%, 6/1/30, FRN, MBS	Aaa/AAA	5,262
907	5.00%, 1/15/18, CMO	Aaa/AAA	937,829
3,014	5.00%, 7/15/24, CMO	Aaa/AAA	3,046,532
2,160	5.00%, 5/15/27, CMO	Aaa/AAA	2,199,402
19,227	5.00%, 7/15/33, CMO	Aaa/AAA	18,649,277
6,850	6.00%, 5/15/36, CMO	Aaa/AAA	7,340,323
203	6.50%, 1/1/38, MBS	Aaa/AAA	219,315
711	6.50%, 10/1/38, MBS	Aaa/AAA	767,643

			38,110,773

	Ginnie Mae—0.2%
17	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	17,741
96	6.00%, 6/15/36, MBS	Aaa/AAA	102,629
94	6.00%, 9/15/36, MBS	Aaa/AAA	100,144
16	6.00%, 10/15/36, MBS	Aaa/AAA	17,021
5,816	6.00%, 11/15/36, MBS	Aaa/AAA	6,228,693

			6,466,228

	Small Business Administration Participation Certificates—2.2%
578	4.504%, 2/1/14	Aaa/AAA	601,625
5,172	4.77%, 4/1/24, ABS	Aaa/AAA	5,451,131
29,040	5.32%, 1/1/27, ABS	Aaa/AAA	31,311,183
23,224	5.70%, 8/1/26, ABS	Aaa/AAA	25,362,073

			62,726,012

	Total U.S. Government Agency Securities (cost—$125,801,318)		132,437,683

SENIOR LOANS (a)(c)—2.8%
Automotive—0.3%
	Ford Motor Corp., Term B,
497	3.24%, 12/15/13		466,070
8,097	3.26%, 12/15/13		7,592,541

			8,058,611

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

Financial Services—2.4%
	$69,376	Chrysler Financial Corp., 4.24%, 8/3/12, Term B		$68,345,426

Healthcare & Hospitals—0.0%
	1,481	HCA, Inc., 2.501%, 11/17/13, Term B		1,410,371

Paper/Paper Products—0.1%
		Georgia-Pacific Corp., Term B,
	1,937	2.231%,12/23/12		1,902,029
	331	2.251%,12/20/12		325,299

				2,227,328

		Total Senior Loans (cost—$79,400,343)		80,041,736

SOVEREIGN DEBT OBLIGATIONS—2.6%
Australia—0.2%
AUD	5,400	Queensland Treasury Corp., 6.00%, 9/14/17, Ser. 17	Aaa/AAA	4,863,340

Brazil—0.3%
		Brazil Government International Bond,
BRL	5,400	10.25%, 1/10/28	Baa3/BBB-	2,921,610
BRL	4,000	12.50%, 1/5/22	Baa3/BBB-	2,495,458
BRL	5,800	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17, Ser. F	Baa3/NR	2,698,912

				8,115,980

Canada—0.5%
CAD	10,900	Canada Housing Trust No. 1, 0.807%, 9/15/14, FRN (a)(d)	Aaa/AAA	10,372,135
CAD	2,400	Province of Ontario Canada, 6.50%, 3/8/29	Aa1/AA-	2,766,612

				13,138,747

Germany—1.3%
	€25,200	Bundesrepublik Deutschland, 4.25%, 7/4/39, Ser. 07	Aaa/AAA	37,008,150

Korea (Republic of)—0.0%
	$600	Korea Development Bank, 8.00%, 1/23/14	A2/A	691,733

Qatar—0.3%
		Qatar Government International Bond (a)(d),
	3,300	4.00%, 1/20/15	Aa2/AA-	3,320,625
	6,100	5.25%, 1/20/20	Aa2/AA-	6,153,375

				9,474,000

		Total Sovereign Debt Obligations (cost—$70,715,771)		73,291,950

MUNICIPAL BONDS—2.3%
California—0.3%
	2,400	Golden State Tobacco Securitization Corp. Rev.,
		5.75%, 6/1/47, Ser. A-1	Baa3/BBB	1,830,456
	4,350	State, GO, 7.55%, 4/1/39	Baa1/A-	4,273,919
	2,500	Univ. of California Rev., 4.75%, 5/15/33, Ser. L	Aa1/AA	2,444,700

				8,549,075

Illinois—0.3%
	1,500	Chicago Board of Education, GO, 5.25%, 12/1/26, Ser. C	A1/AA-	1,587,840

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Illinois (continued)
$2,500	Chicago Metropolitan Water Reclamation Dist., GO, 5.72%, 12/1/38	Aaa/AAA	$2,601,075
	Finance Auth. Rev., Univ. of Chicago,
1,240	5.00%, 7/1/27, Ser. A	Aa1/AA	1,297,821
1,600	5.50%, 7/1/37, Ser. B	Aa1/AA	1,763,920

			7,250,656

Iowa—0.0%
825	Tobacco Settlement Auth. Rev., 6.50%, 6/1/23, Ser. A	Baa3/BBB	698,486

Michigan—0.3%
8,355	Detroit City School Dist., School Building & Site Improvements, GO,
	5.00%, 5/1/33, Ser. B (FGIC) (Q-SBLF)	Aa3/AA	7,682,172

Nevada—0.1%
4,005	Clark Cnty. School Dist., GO, 5.00%, 6/15/19, Ser. A	Aa2/AA	4,337,575

New Jersey—0.0%
250	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	173,375

New York—0.3%
1,300	New York City Transitional Finance Auth. Rev.,
	5.00%, 1/15/25, Ser. S-1	A1/AA-	1,365,169
5,000	Port Auth. of New York & New Jersey Rev.,
	5.125%, 5/1/34, Ser. 136 (NPFGC) (k)	Aa3/AA-	4,867,650
2,500	State Urban Dev. Corp. Rev., 5.77%, 3/15/39	NR/AAA	2,505,675

			8,738,494

Ohio—0.5%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
14,700	5.75%, 6/1/34	Baa3/BBB	12,093,837
900	5.875%, 6/1/47	Baa3/BBB	693,144

			12,786,981

Texas—0.4%
7,400	Dallas Cnty. Hospital Dist., GO, 5.621%, 8/15/44, Ser. C	NR/AAA	7,475,480
4,100	North Texas Tollway Auth. Rev., 6.718%, 1/1/49, Ser. B	A2/A-	4,370,354

			11,845,834

Washington—0.0%
600	State, GO, zero coupon, 12/1/20, Ser. F (NPFGC)	Aa1/AA+	392,838

Wisconsin—0.1%
2,300	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA-	2,532,783

	Total Municipal Bonds (cost—$65,100,837)		64,988,269

ASSET-BACKED SECURITIES—0.4%
531	ACE Securities Corp., 0.281%, 12/25/36, FRN	B3/BB	471,326
107	Asset-Backed Funding Certificates, 0.291%, 1/25/37, FRN	Aaa/A+	103,773
735	Bear Stearns Asset Backed Securities Trust, 1.231%, 10/25/37, FRN	B1/BBB	482,875
527	BNC Mortgage Loan Trust, 0.331%, 5/25/37, FRN	A1/BBB	466,736
	Conseco Financial Corp.,
382	6.22%, 3/1/30	NR/BBB	378,165
5,127	6.53%, 2/1/31, VRN	NR/B-	4,140,205

Fixed Income Shares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$1,566	HSI Asset Securitization Corp. Trust, 0.341%, 4/25/37, FRN	B2/BBB+	$1,268,457
299	Indymac Residential Asset Backed Trust, 0.311%, 7/25/37, FRN	A2/A+	290,317
515	JPMorgan Mortgage Acquisition Corp., 0.311%, 3/25/37, FRN	Baa2/BBB-	477,914
4	Keystone Owner Trust, 9.00%, 1/25/29 (a)(d)	Ba2/NR	3,837
1,558	MASTR Asset-Backed Securities Trust, 0.311%, 5/25/37, FRN	Baa2/AAA	1,443,593
496	Merrill Lynch Mortgage Investors, Inc., 0.351%, 2/25/37, FRN	Caa1/CCC	309,227
167	Morgan Stanley ABS Capital I, 0.281%, 10/25/36, FRN	Aaa/AAA	164,278
276	Morgan Stanley Mortgage Loan Trust, 0.591%, 4/25/37, FRN	Caa3/CCC	109,159
337	Nationstar Home Equity Loan Trust, 0.291%, 6/25/37, FRN	Aa2/AAA	327,549
477	Popular ABS Mortgage Pass-Through Trust, 0.321%, 6/25/47, FRN	Ba2/AAA	426,849
15	Residential Asset Mortgage Products, Inc., 0.331%, 8/25/46, FRN	Aaa/AAA	14,356
293	Wells Fargo Home Equity Trust, 0.461%, 10/25/35, FRN	Aaa/AAA	286,070

	Total Asset-Backed Securities (cost—$11,299,584)		11,164,686

Shares
PREFERRED STOCK—0.0%
Financial Services—0.0%
56,000	Goldman Sachs Group, Inc., 3.75%, Ser. A, FRN (cost—$1,400,000)	A3/BBB	1,183,280

CONVERTIBLE PREFERRED STOCK—0.0%
Financial Services—0.0%
700	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba1/A-	659,820

Insurance—0.0%
9,050	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	84,074

	Total Convertible Preferred Stock (cost—$1,016,500)		743,894

COMMON STOCK—0.0%
Financial Services—0.0%
7,230	CIT Group, Inc. (j) (cost—$209,125)		230,058

SHORT-TERM INVESTMENTS—8.2%

Principal
Amount
(000s)
Corporate Notes—2.1%
Banking—0.2%
$4,700	National City Bank, 0.348%, 6/18/10, FRN	A1/A+	4,694,444

Financial Services—0.8%
291	Isles CBO Ltd., 1.331%, 4/27/10, FRN (a)(d)(g)	B1/NR	220,178
8,000	JPMorgan Chase & Co., 0.283%, 5/7/10, FRN	Aa3/A+	8,000,640
	Lehman Brothers Holdings, Inc. (f),
¥1,200,000	1.15%, 10/26/10	WR/NR	2,349,567
$1,600	Morgan Stanley, 0.501%, 1/18/11, FRN	A2/A	1,600,467
11,500	Williams Cos., Inc., 6.375%, 10/1/10 (a)(d)	Baa3/BB+	11,808,350

			23,979,202

Insurance—0.8%
500	American International Group, Inc., 4.70%, 10/1/10	A3/A-	498,238
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (a)(d)	Aa3/AA-	5,086,435

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Insurance (continued)
	Residential Reinsurance Ltd., FRN (a)(b)(d)(l),
$14,300	6.256%, 6/7/10 (acquisition cost—$14,300,000; purchased 5/16/07)	NR/BB	$14,422,265
4,000	7.506%, 6/7/10 (acquisition cost—$4,000,000; purchased 5/16/07)	NR/BB	4,044,200

			24,051,138

Telecommunications—0.1%
100	British Telecommunications PLC, 9.125%, 12/15/10	Baa2/BBB	107,224
2,500	Deutsche Telekom International Finance BV, 8.50%, 6/15/10	Baa1/BBB+	2,570,050
100	Vodafone Group PLC, 7.75%, 2/15/10	Baa1/A-	100,233

			2,777,507

Utilities—0.2%
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	A3/A-	2,027,988
3,300	Entergy Louisiana LLC, 4.67%, 6/1/10	A3/A-	3,307,633

			5,335,621

	Total Corporate Notes (cost—$58,700,749)		60,837,912

U.S. Government Agency Securities—1.1%
30,000	Freddie Mac, 1.01%, 3/24/10 (cost—$29,993,200)	Aaa/AAA	29,993,200

U.S. Treasury Bills (i)—0.5%
13,650	1.01%, 3/11/10-5/6/10 (cost—$13,647,877)		13,647,896

Sovereign Debt Obligations—0.0%
Korea (Republic of)—0.0%
500	Korea Development Bank, 0.391%, 4/6/10, FRN (cost—$497,689)	A2/A	498,152

Repurchase Agreements—4.5%
35,000	Barclays Capital, Inc., dated 1/29/10, 0.11%, due 2/1/10, proceeds $35,000,321; collateralized by U.S. Treasury Notes, 7.125%, due 2/15/23, valued at $36,830,128 including accrued interest		35,000,000
85,600	Citigroup Global Markets, Inc., dated 1/29/10, 0.13%, due 2/1/10, proceeds $85,600,927; collateralized by Fannie Mae, 4.00%, due 4/1/24, valued at $87,413,227 including accrued interest		85,600,000
6,857	State Street Bank & Trust Co., dated 1/29/10, 0.01%, due 2/1/10, proceeds $6,857,006; collateralized by U.S. Treasury Bills, zero coupon, due 2/18/10, valued at $6,995,000		6,857,000

	Total Repurchase Agreements (cost—$127,457,000)		127,457,000

	Total Short-Term Investments (cost—$230,296,515)		232,434,160

Fixed Income SHares—Series C Schedule of Investments
January 31, 2010 (unaudited)

Contracts/
Notional
Amount			Value*

OPTIONS PURCHASED (j)—0.2%
	Call Options—0.1%
	Euro versus Japanese Yen (OTC),
€9,000,000	strike price €148.40, expires 6/3/10		$9,732
	Euro versus U.S. Dollar (OTC),
€28,600,000	strike price €1.38, expires 5/21/10		1,179,420
€19,000,000	strike price €1.38, expires 6/3/10		821,348
	U.S. Dollar versus Japanese Yen (OTC),
$109,900,000	strike price $106, expires 3/31/10		2,528

			2,013,028

	Put Options—0.1%
	Euro versus Japanese Yen (OTC),
€9,000,000	strike price €148.40, expires 6/3/10		2,341,739
	Euro versus U.S. Dollar (OTC),
€28,600,000	strike price €1.38, expires 5/21/10		875,312
€19,000,000	strike price €1.38, expires 6/3/10		619,108

			3,836,159

	Total Options Purchased (cost—$7,301,279)		5,849,187

	Total Investments before options written (cost—$2,751,416,062)—102.4%		2,898,450,520

OPTIONS WRITTEN (j)—(0.1)%
	Call Options—(0.0)%
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$66,700,000	strike rate 3.25%, expires 2/17/10		(3,415)
$38,500,000	strike rate 3.25%, expires 4/19/10		(74,913)
$92,000,000	strike rate 3.50%, expires 6/14/10		(797,180)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
497	strike price $120, expires 2/19/10		(33,370)
958	strike price $122, expires 2/19/10		(15,996)

			(924,874)

	Put Options—(0.1)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$36,000,000	strike rate 5.50%, expires 8/31/10		(25,826)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$340,900,000	strike rate 6.00%, expires 8/31/10		(280,731)
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$90,900,000	strike rate 4.00%, expires 2/17/10		(169,347)
$78,500,000	strike rate 4.25%, expires 4/19/10		(510,219)
$92,000,000	strike rate 4.50%, expires 6/14/10		(793,390)
$281,000,000	strike rate 6.00%, expires 8/31/10		(537,244)
	U.S. Dollar versus Japanese Yen (OTC),
$109,900,000	strike price $80, expires 3/31/10		(22,859)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
497	strike price $115, expires 2/19/10		(14,588)
1,100	strike price $116, expires 2/19/10		(97,658)

			(2,451,862)

	Total Options Written (premiums received—$13,300,091)		(3,376,736)

	Total Investments net of options written (cost—$2,738,115,971)	102.3%	2,895,073,784
	Other liabilities in excess of other assets	(2.3)	(65,316,559)

	Net Assets	100.0%	$2,829,757,225

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $585,693,027, representing 20.7% of net assets.

(b)	Illiquid.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2010.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after January 31, 2010.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $31,406,170, representing 1.1% of net assets.

(h)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated as collateral for futures contracts, delayed- delivery securities and swaps.

(j)	Non-income producing.

(k)	Subject to Alternative Minimum Tax.

(l)	Restricted. The aggregate acquisition cost of such securities is $81,809,548. The aggregate market value of $81,132,142 is approximately 2.9% of net assets.

Glossary:

ABS—Asset Backed Securities

AUD—Australian Dollar

BRL—Brazilian Real

£—British Pound

CAD—Canadian Dollar

CBOT—Chicago Board of Trade

CMO—Collateralized Mortgage Obligation

€—Euro

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2010.

GO—General Obligation Bond

IO—Interest Only

¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

OTC—Over the Counter

Q-SBLF—Qualified School Bond Loan Fund

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2010.

WR—Withdrawn Rating
Other Investments:
(A) Futures contracts outstanding at January 31, 2010:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000s)	Date	(Depreciation)

Long: Euribor Futures	788	$270,439	9/15/10	$1,758,848
Euribor Futures	585	200,221	12/15/10	1,490,280
Euribor Futures	706	241,045	3/15/11	1,840,006
Euribor Futures	165	56,203	6/14/11	464,286
Euro Bobl 5 yr. Futures	4,047	659,603	3/10/10	2,759,204
Euro Bund 10 yr. Futures	1,066	182,811	3/10/10	831,502
Financial Futures Euro—90 day	6,981	1,740,189	3/15/10	2,365,750
Financial Futures Euro—90 day	500	124,494	6/14/10	318,750
Financial Futures Euro—90 day	1,299	322,655	9/13/10	3,707,429
Financial Futures Euro—90 day	6,399	1,583,912	12/13/10	19,022,966
Financial Futures Euro—90 day	4,747	1,170,492	3/14/11	8,327,089
U.S. Treasury Notes 10 yr. Futures	915	108,113	3/22/10	(1,486,875)

				$41,399,235

The Portfolio pledged cash collateral of $750,000 for futures contracts.

(B) Transactions in options written for the three months ended January 31, 2010:

		Notional
	Contracts	Amount	Premiums

Options outstanding, October 31, 2009	792	1,181,700,000	$11,798,952
Options written	5,859	666,100,000	7,178,586
Options terminated in closing transactions	(3,599)	(621,400,000)	(5,677,447)

Options outstanding, January 31, 2010	3,052	1,226,400,000	$13,300,091

(C) Credit default swap agreements:
Buy protection swap agreements outstanding at January 31, 2010 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Paid	Depreciation

Bank of America:
DTE Energy	$5,000	0.91%	6/20/16	(0.97)%	$(23,613)	—	$(23,613)
Ryder System	4,000	1.13%	9/20/15	(1.73)%	(131,701)	—	(131,701)
Citigroup:
Dominion Resources	4,000	0.61%	12/20/17	(0.69)%	(26,105)	—	(26,105)
Merrill Lynch & Co.	5,000	1.50%	3/20/15	(2.45)%	(235,844)	—	(235,844)
Credit Suisse First Boston:
Deutsche Telekom International Finance	5,000	0.86%	9/20/18	(1.08)%	(87,329)	—	(87,329)
Deutsche Bank:
Credit Suisse	4,400	0.59%	6/20/13	(1.35)%	(117,757)	—	(117,757)
Sara Lee	7,000	0.43%	6/20/13	(0.68)%	(63,443)	—	(63,443)
JPMorgan Chase:
Lexmark International	5,000	1.21%	6/20/13	(1.19)%	(3,977)	—	(3,977)

					$(689,769)	—	$(689,769)

Sell protection swap agreements outstanding at January 31, 2010(2) :

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Paid (Received)	(Depreciation)

Bank of America:
General Electric	$4,000	1.88%	6/20/12	5.00%	$312,109	$75,672	$236,437
Barclays Bank:
RSHB Capital	30,000	1.49%	3/20/10	0.90%	61,880	—	61,880
BNP Paribas:
General Electric	15,200	1.99%	12/20/13	4.90%	1,676,491	—	1,676,491
Citigroup:
El Paso	2,700	2.97%	3/20/14	5.00%	224,244	(133,380)	357,624
Deutsche Bank:
Berkshire Hathaway	11,900	1.22%	9/20/13	1.10%	(32,570)	—	(32,570)
General Electric	7,700	1.99%	12/20/13	3.80%	534,608	—	534,608
Procter & Gamble	3,000	0.38%	3/20/14	1.27%	111,198	—	111,198
Goldman Sachs:
California State Municipal Bond	3,300	3.00%	12/20/18	1.63%	(259,774)	—	(259,774)
California State Municipal Bond	25,000	3.00%	12/20/18	1.65%	(1,937,981)	—	(1,937,981)
Dow Jones CDX HY-9 Year Index 35-100%	3,369	0.77%	12/20/12	2.05%	129,951	—	129,951
El Paso	350	3.26%	9/20/14	5.00%	27,281	(27,125)	54,406
International Paper	3,000	0.34%	6/20/10	0.78%	7,882	—	7,882
SLM	4,100	4.86%	3/20/13	2.95%	(204,591)	—	(204,591)
JPMorgan Chase:
American Express	2,800	0.82%	3/20/14	2.75%	223,113	—	223,113
Merrill Lynch:
American International Group	4,000	5.55%	12/20/12	0.90%	(471,995)	—	(471,995)
Apache	4,500	0.05%	6/20/10	0.39%	8,049	—	8,049
Canadian Natural Resources	1,800	0.19%	3/20/10	0.32%	1,003	—	1,003
General Electric	1,800	1.45%	6/20/10	0.30%	(7,471)	—	(7,471)
JPMorgan Chase	3,000	0.66%	9/20/12	0.39%	(19,873)	—	(19,873)
SLM	3,000	4.77%	12/20/12	2.90%	(136,557)	—	(136,557)
XTO Energy	1,300	0.12%	3/20/10	0.38%	1,041	—	1,041
Morgan Stanley:
Altria Group	2,500	0.37%	12/20/10	0.95%	15,804	—	15,804
ConocoPhillips	4,700	0.18%	3/20/11	0.23%	4,162	—	4,162
Time Warner	5,000	0.29%	9/20/10	0.58%	12,828	—	12,828

					$280,832	$(84,833)	$365,665

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at January 31, 2010:

	Notional			Rate Type			Upfront	Unrealized
	Amount		Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)		Date	Made	Received	Value	Paid (Received)	(Depreciation)

Barclays Bank	BRL	472,500	1/2/12	BRL-CDI-Compounded	11.65%	$3,488,994	$(387,938)	$3,876,932
Barclays Bank	BRL	169,900	1/2/12	BRL-CDI-Compounded	11.67%	1,338,464	1,379,581	(41,117)
Barclays Bank		€34,900	9/16/14	6-Month EUR-LIBOR	3.50%	2,516,317	1,265,603	1,250,714
Barclays Bank	MXN	459,300	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	1,410,524	588,136	822,388
Barclays Bank	MXN	665,000	4/9/19	28-Day Mexico Interbank TIIE Banxico	7.78%	(1,092,634)	97,311	(1,189,945)
Credit Suisse First Boston		€13,300	9/16/14	6-Month EUR-LIBOR	3.50%	958,926	477,301	481,625
Deutsche Bank		$98,500	12/16/11	3-Month USD-LIBOR	3.00%	3,973,822	2,128,585	1,845,237
Deutsche Bank	AUD	392,640	12/15/15	6-Month Australian Bank Bill	5.00%	(14,094,405)	(5,120,076)	(8,974,329)
Goldman Sachs	BRL	281,400	1/2/12	BRL-CDI-Compounded	10.725%	(593,388)	20,342	(613,730)
Goldman Sachs	BRL	53,500	1/2/12	BRL-CDI-Compounded	11.67%	421,471	264,164	157,307
Goldman Sachs		€48,400	3/18/14	6-Month EUR-LIBOR	4.50%	7,347,247	47,844	7,299,403
HSBC Bank	BRL	100,000	1/2/12	BRL-CDI-Compounded	10.61%	(346,618)	(135,865)	(210,753)
HSBC Bank	BRL	171,900	1/2/12	BRL-CDI-Compounded	11.67%	1,354,220	1,337,005	17,215
HSBC Bank	MXN	425,100	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	1,305,494	486,701	818,793
JPMorgan Chase	BRL	46,900	1/2/12	BRL-CDI-Compounded	11.65%	346,315	(31,399)	377,714
JPMorgan Chase	MXN	290,950	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	893,516	292,386	601,130
JPMorgan Chase		€4,000	9/16/19	6-Month EUR-LIBOR	4.00%	343,359	74,053	269,306

						$9,571,624	$2,783,734	$6,787,890

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

EUR/€—Euro

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-Bank Equilibrium Interest Rate
(E) Forward foreign currency contracts outstanding at January 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	January 31, 2010	(Depreciation)

Purchased:
70,281,000 Australian Dollar settling 6/7/10	Deutsche Bank	$55,479,231	$61,613,864	$6,134,633
1,661,000 Australian Dollar settling 2/26/10	HSBC Bank USA	1,527,223	1,472,677	(54,546)
95,134,000 Australian Dollar settling 6/7/10	JPMorgan Chase	75,215,224	83,401,963	8,186,739
3,397,000 Australian Dollar settling 2/26/10	Royal Bank of Scotland	3,104,933	3,011,851	(93,082)
131,794,040 Brazilian Real settling 2/2/10	Goldman Sachs	70,297,653	70,425,371	127,718
131,794,040 Brazilian Real settling 4/5/10	Goldman Sachs	75,259,274	69,610,754	(5,648,520)
11,971,612 Brazilian Real settling 2/2/10	HSBC Bank	6,675,000	6,397,142	(277,858)
119,822,428 Brazilian Real settling 2/2/10	Royal Bank of Canada	64,472,654	64,028,229	(444,425)
4,000,000 British Pound settling 3/25/10	UBS	6,401,780	6,407,214	5,434
9,797,000 Canadian Dollar settling 2/3/10	Citigroup	9,496,530	9,194,714	(301,816)
9,797,000 Canadian Dollar settling 2/22/10	Citigroup	9,166,012	9,194,421	28,409
30,134,000 Canadian Dollar settling 2/22/10	Deutsche Bank	29,199,188	28,280,562	(918,626)
511,455,000 Chilean Peso settling 2/19/10	JPMorgan Chase	923,704	975,059	51,355
511,455,000 Chilean Peso settling 1/12/11	JPMorgan Chase	1,039,965	981,826	(58,139)
462,147,388 Chinese Yuan Renminbi settling 3/29/10	Bank of America	68,847,000	68,019,868	(827,132)
103,629,070 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	15,623,000	15,544,050	(78,950)
156,384,762 Chinese Yuan Renminbi settling 11/17/10	Citigroup	23,575,000	23,446,694	(128,306)
399,943,500 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	60,362,878	59,963,342	(399,536)
372,915,600 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase	55,500,000	54,886,537	(613,463)
157,491,218 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	23,801,000	23,612,585	(188,415)
324,778,000 Japanese Yen settling 2/16/10	Royal Bank of Scotland	3,573,242	3,582,736	9,494
4,550,495 Mexican Peso settling 4/22/10	Deutsche Bank	347,334	347,455	121
37,210,158 Mexican Peso settling 4/22/10	HSBC Bank	2,779,573	2,841,202	61,629
12,654,759 Mexican Peso settling 4/22/10	JPMorgan Chase	945,687	966,261	20,574
25,061,000 Norwegian Krone settling 3/23/10	HSBC Bank	4,324,142	4,242,303	(81,839)
1,469,481 Taiwan Dollar settling 6/10/10	Bank of America	46,232	46,637	405
238,000 Taiwan Dollar settling 10/12/10	Barclays Bank	7,610	7,638	28
706,424 Taiwan Dollar settling 10/12/10	Citigroup	22,533	22,670	137
1,726,400 Taiwan Dollar settling 6/10/10	Deutsche Bank	54,279	54,790	511
1,898,542 Taiwan Dollar settling 6/10/10	Morgan Stanley	59,825	60,254	429

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	January 31, 2010	(Depreciation)

Sold:
830,000 Australian Dollar settling 2/26/10	Deutsche Bank	757,882	735,895	21,987
140,955,000 Australian Dollar settling 6/7/10	Deutsche Bank	111,799,727	123,572,263	(11,772,536)
131,794,040 Brazilian Real settling 2/2/10	Goldman Sachs	76,181,526	70,425,371	5,756,155
11,971,612 Brazilian Real settling 2/2/10	HSBC Bank	6,385,541	6,397,142	(11,601)
119,822,428 Brazilian Real settling 2/2/10	Royal Bank of Canada	63,912,112	64,028,229	(116,117)
20,515,000 British Pound settling 3/25/10	UBS	33,312,565	32,860,998	451,567
511,455,000 Chilean Peso settling 2/19/10	JPMorgan Chase	1,030,121	975,059	55,062
105,999,396 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	15,623,000	15,601,224	21,776
159,968,162 Chinese Yuan Renminbi settling 3/29/10	Citigroup	23,575,000	23,544,466	30,534
407,605,642 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	60,054,658	59,992,294	62,364
161,489,786 Chinese Yuan Renminbi settling 3/29/10	Morgan Stanley	23,801,000	23,768,421	32,579
117,409,000 Euro settling 3/23/10	BNP Paribas Bank	168,599,324	163,172,992	5,426,332
53,584,000 Euro settling 2/18/10	Royal Bank of Scotland	79,522,943	74,476,360	5,046,583
9,217,121 Indian Rupee settling 3/24/10	Citigroup	189,185	198,852	(9,667)
334,010 Singapore Dollar settling 3/17/10	Citigroup	240,647	237,856	2,791

				$9,510,772

The Portfolio received $770,000 in principal value of U.S. Treasury Bills and $40,220,000 in cash as collateral for derivative contracts and delayed delivery securities.
Cash collateral received may be invested in accordance with the Portfolio’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Portfolio to measure fair value during the three months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolio utilized option adjusted spread pricing techniques.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at January 31, 2010 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2—	Level 3—
		Other Significant	Significant
	Level 1—	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/10

Investments in Securities—Assets
Corporate Bonds & Notes:
Airlines	—	$45,761,780	$4,453,006	$50,214,786
Banking	—	273,680,205	31,036,184	304,716,389
Financial Services	—	919,882,331	1,042,833	920,925,164
All Other	—	649,780,984	—	649,780,984
U.S. Treasury Bonds and Notes	—	192,068,181	—	192,068,181
Mortgaged-Backed Securities	—	178,230,305	149,808	178,380,113
U.S. Government Agency Securities	—	132,437,683	—	132,437,683
Senior Loans	—	80,041,736	—	80,041,736
Sovereign Debt Obligations	—	73,291,950	—	73,291,950
Municipal Bonds	—	64,988,269	—	64,988,269
Asset-Backed Securities	—	11,164,686	—	11,164,686
Preferred Stock	$1,183,280	—	—	1,183,280
Convertible Preferred Stock	743,894	—	—	743,894
Common Stock	230,058	—	—	230,058
Short-Term Investments:
Corporate Notes	—	60,617,734	220,178	60,837,912
All Other	—	171,596,248	—	171,596,248
Options Purchased	—	5,849,187	—	5,849,187

Total Investments in Securities—Assets	$2,157,232	$2,859,391,279	$36,902,009	$2,898,450,520

Investments in Securities—Liabilities
Options Written, at value	—	$(3,376,736)	—	$(3,376,736)

Other Financial Instruments*	$41,399,235	$15,974,558	—	$57,373,793

Total Investments	$43,556,467	$2,871,989,101	$36,902,009	$2,952,447,577

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized	Transfers in	Ending
	Balance	Purchases (Sales)	Discounts	Net Realized	Appreciation/	and/or out	Balance
	10/31/09	and Settlements	(Premiums)	Gain (Loss)	Depreciation	of Level 3	1/31/10

Investments in Securities—Assets
Corporate Bonds & Notes:
Airlines	$4,341,632	—	$1,468	—	$109,906	—	$4,453,006
Banking	—	$28,000,000	—	—	3,036,184	—	31,036,184
Financial Services	311,000	(8,868)	—	—	24,423	$716,278	1,042,833
Mortgaged-Backed Securities	158,059	(67,921)	436	$14,927	44,307	—	149,808
Short-Term Investments
Corporate Notes:
Airlines	3,225,000	(2,500,000)	—	—	(725,000)	—	—
Financial Services	4,150,876	(3,950,000)	(13,632)	—	32,934	—	220,178

Total Investments	$12,186,567	$21,473,211	$(11,728)	$14,927	$2,522,754	$716,278	$36,902,009

The net change in unrealized appreciation/depreciation on investments, which the Portfolio held at January 31, 2010 was $3,184,452.
In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “ Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time, the Portfolio’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Fixed Income SHares—Series H Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS—85.8%
Arizona—6.6%
$100	Apache Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB-	$99,989
100	Pima Cnty. Industrial Dev. Auth. Rev., Choice Education and Dev. Corp. Project, 6.375%, 6/1/36	NR/NR	76,680

			176,669

California—7.7%
100	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev., Sharp Healthcare, 6.25%, 8/1/39	A3/A-	104,287
100	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	100,858

			205,145

Florida—6.9%
100	Hurricane Catastrophe Fund Finance Corp. Rev., 5.00%, 7/1/11, Ser. A (IBC-NPFGC)	Aa3/AA-	105,474
100	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	79,182

			184,656

Illinois—3.0%
100	Finance Auth. Rev., Dekalb Supportive Living, 6.10%, 12/1/41 (c)	NR/NR	78,984

Indiana—3.1%
100	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.70%, 9/1/37 (a)(b)	NR/NR	82,532

Iowa—2.5%
100	Finance Auth. Rev., Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	67,109

Maryland—6.3%
	Health & Higher Educational Facs. Auth. Rev.,
100	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	69,260
100	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	99,851

			169,111

Michigan—9.1%
100	Kalamazoo Economic Dev. Corp. Rev., Heritage Community, 5.50%, 5/15/36	NR/NR	75,972
95	Meridian Economic Dev. Corp. Rev., Burcham Hills, 5.25%, 7/1/26, Ser. A-1	NR/NR	75,538
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	91,142

			242,652

Missouri—2.7%
100	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/25, Ser. B (c)	NR/NR	73,379

New Mexico—2.9%
100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	78,136

Fixed Income SHares—Series H Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Ohio—3.2%
$100	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/30, Ser. A-2	Baa3/BBB	$85,765

Pennsylvania—6.6%
100	Allegheny Cnty. Hospital Dev. Auth. Rev., West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	Ba3/BB	73,015
100	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	A2/A	102,429

			175,444

Tennessee—3.2%
100	Blount Cnty. Health & Educational Facs. Board Rev., Asbury, Inc., 5.125%, 4/1/23, Ser. A	NR/NR	85,419

Texas—10.0%
100	Maverick Cnty. Public Fac. Corp. Rev., 6.375%, 2/1/29, Ser. A-1	NR/NR	82,746
100	North Texas Tollway Auth. Rev., 5.75%, 1/1/33, Ser. F	A3/BBB+	102,224
95	Willacy Cnty. Local Gov’t Corp. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	82,361

			267,331

Utah—6.4%
100	Spanish Fork City Rev., American Leadership Academy, 5.55%, 11/15/21 (a)(b)	NR/NR	90,267
100	Utah Cnty., Lincoln Academy Charter School, GO, 5.875%, 6/15/37, Ser. A (a)(b)	NR/NR	80,336

			170,603

Virginia—2.8%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	75,921

Wisconsin—2.8%
100	Milwaukee Redev. Auth. Rev., Academy of Learning, 5.65%, 8/1/37, Ser. A	NR/NR	74,145

	Total Municipal Bonds (cost—$2,665,694)		2,293,001

Shares
MONEY MARKET FUND—13.3%
355,000	SSgA Tax Free Money Market Fund (cost—$355,000)		355,000

	Total Investments (cost—$3,020,694)	99.1%	2,648,001
	Other assets less liabilities	0.9	25,649

	Net Assets	100.0%	$2,673,650

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $253,135, representing 9.5% of net assets.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Subject to Alternative Minimum Tax.
Glossary:

AMBAC—insured by American Municipal Bond Assurance Corp.

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Portfolio to measure fair value during the three months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at January 31, 2010 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2—	Level 3—
		Other Significant	Significant
	Level 1—	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/10

Investments in Securities—Assets
Municipal Bonds	—	$2,293,001	—	$2,293,001
Money Market Fund	—	355,000	—	355,000

Total Investments	—	$2,648,001	—	$2,648,001

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “ Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time, the Portfolio’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—30.6%
Banking—7.4%
$7,000	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (a)(b)	Aaa/AAA	$7,109,487
	American Express Bank FSB,
1,700	5.50%, 4/16/13	A2/BBB+	1,820,348
17,300	6.00%, 9/13/17	A2/BBB+	18,416,628
24,600	American Express Centurion Bank, 6.00%, 9/13/17	A2/BBB+	26,187,807
2,600	ANZ National International Ltd., 6.20%, 7/19/13 (a)(b)	Aa2/AA	2,902,201
	Barclays Bank PLC,
6,400	5.00%, 9/22/16	Aa3/AA-	6,588,250
45,800	5.45%, 9/12/12	Aa3/AA-	49,778,325
5,000	5.926%, 12/15/16 (a)(b)(f)	Baa2/BBB+	4,237,500
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13 (a)(b)(f)	A3/A-	9,750,202
35,300	ING Bank NV, 0.881%, 1/13/12, FRN (a)(b)	Aa3/A+	35,239,072
36,900	Rabobank Nederland NV, 4.75%, 1/15/20 (a)(b)	Aaae/AAA	37,457,765
	Wachovia Bank N.A.,
13,750	0.584%, 3/15/16, FRN	Aa3/AA-	12,784,956
500	4.875%, 2/1/15	Aa3/AA-	519,188

			212,791,729

Biotechnology—0.0%
700	Amgen, Inc., 6.40%, 2/1/39	A3/A+	780,377

Commercial Services—0.2%
4,700	Board of Trustees of The Leland Stanford Junior Univ., 4.75%, 5/1/19	Aaa/AAA	4,942,078

Diversified Manufacturing—2.6%
70,000	General Electric Co., 5.25%, 12/6/17	Aa2/AA+	73,258,150

Energy—0.7%
15,500	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	17,133,498
4,000	Williams Cos., Inc., 7.125%, 9/1/11	Baa3/BB+	4,381,692

			21,515,190

Financial Services—16.2%
	American Express Co.,
600	6.15%, 8/28/17	A3/BBB+	641,765
600	7.00%, 3/19/18	A3/BBB+	674,960
25,000	American Express Credit Corp., 5.875%, 5/2/13	A2/BBB+	27,124,600
	Bank of America Corp.,
8,295	0.603%, 8/15/16, FRN	A3/A-	7,151,559
21,700	5.75%, 12/1/17	A2/A	22,177,248
25,000	7.375%, 5/15/14	A2/A	28,372,850
	Bank of America N.A.,
15,000	5.30%, 3/15/17	A1/A	14,794,365
2,600	6.10%, 6/15/17	A1/A	2,686,042
	Bear Stearns Cos. LLC,
3,600	6.40%, 10/2/17	Aa3/A+	3,976,326
2,500	6.95%, 8/10/12	Aa3/A+	2,791,710
	CIT Group, Inc.,
230	7.00%, 5/1/13	NR/NR	211,663
345	7.00%, 5/1/14	NR/NR	310,162

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Financial Services (continued)
$345	7.00%, 5/1/15	NR/NR	$301,535
575	7.00%, 5/1/16	NR/NR	496,087
806	7.00%, 5/1/17	NR/NR	689,489
	Citigroup, Inc.,
13,100	1.973%, 5/15/18, FRN	A3/A	12,439,655
40,500	5.50%, 4/11/13	A3/A	42,576,597
52,260	6.125%, 5/15/18	A3/A	52,607,529
25,000	6.375%, 8/12/14	A3/A	26,564,825
6,900	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	6,451,500
7,689	Countrywide Financial Corp., 5.80%, 6/7/12	A2/A	8,249,882
600	Credit Agricole S.A., 6.637%, 5/31/17 (a)(b)(f)	Aa3/A-	525,750
	General Electric Capital Corp.,
€1,200	5.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(b)	Aa3/A+	1,392,730
$31,100	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	27,523,500
	Goldman Sachs Group, Inc.,
€800	1.022%, 2/4/13, FRN	A1/A	1,073,272
$3,000	5.25%, 10/15/13	A1/A	3,225,273
2,900	5.95%, 1/18/18	A1/A	3,061,292
52,700	6.75%, 10/1/37	A2/A-	52,334,473
670	HSBC Finance Corp., 0.604%, 9/14/12, FRN	A3/A	652,496
	JPMorgan Chase & Co.,
1,900	1.004%, 6/13/11, FRN	Aa3/A+	1,913,762
1,000	7.90%, 4/30/18 (f)	Baa1/BBB+	1,027,638
49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)	WR/NR	14,760
	Merrill Lynch & Co., Inc.,
3,000	0.485%, 6/5/12, FRN	A2/A	2,939,499
14,094	6.05%, 8/15/12	A2/A	15,236,601
47,200	6.875%, 4/25/18	A2/A	51,070,400
24,000	Morgan Stanley, 6.00%, 4/28/15	A2/A	25,873,776
€1,300	SLM Corp., 0.964%, 11/15/11, FRN	Ba1/BBB-	1,716,589
	UBS AG,
$2,000	5.75%, 4/25/18	Aa3/A+	2,097,690
5,100	5.875%, 12/20/17	Aa3/A+	5,390,991
6,400	Wells Fargo & Co., 7.98%, 3/15/18 (f)	Ba1/A-	6,496,000

			464,856,841

Food & Beverage—0.1%
1,700	Kraft Foods, Inc., 6.125%, 2/1/18	Baa2/BBB+	1,824,182

Insurance—0.5%
	American International Group, Inc.,
€1,300	4.00%, 9/20/11	A3/A-	1,743,227
$16,500	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	11,220,000
£1,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	1,081,620

			14,044,847

Oil & Gas—0.2%
$4,600	Valero Energy Corp., 6.625%, 6/15/37	Baa2/BBB	4,350,547

Retail—0.3%
4,000	Hasbro, Inc., 6.30%, 9/15/17	Baa2/BBB	4,319,836
5,000	Macy’s Retail Holdings, Inc., 8.875%, 7/15/15	Ba2/BB	5,475,000

			9,794,836

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Telecommunications—1.7%
$44,600	AT&T, Inc., 5.50%, 2/1/18	A2/A	$47,171,056
1,600	BellSouth Corp., 4.95%, 4/26/21 (a)(b)	A2/A	1,615,353
400	Embarq Corp., 6.738%, 6/1/13	Baa3/BBB-	440,434

			49,226,843

Tobacco—0.6%
	Altria Group, Inc.,
4,500	9.25%, 8/6/19	Baa1/BBB	5,553,598
1,500	9.70%, 11/10/18	Baa1/BBB	1,882,712
9,700	Reynolds American, Inc., 7.25%, 6/15/37	Baa3/BBB	9,962,530

			17,398,840

Utilities—0.1%
2,600	EDF S.A., 6.50%, 1/26/19 (a)(b)	Aa3/A+	2,954,110

	Total Corporate Bonds & Notes (cost—$882,928,024)		877,738,570

U.S. GOVERNMENT AGENCY SECURITIES—23.6%
Fannie Mae—11.8%
6,100	0.431%, 10/27/37, CMO, FRN (d)	Aaa/AAA	6,005,689
72	0.70%, 8/25/21, CMO, FRN	Aaa/AAA	71,173
242	1.948%, 5/1/34, FRN, MBS	Aaa/AAA	251,609
774	2.483%, 1/1/22, FRN, MBS	Aaa/AAA	795,214
1,375	2.504%, 1/1/20, FRN, MBS	Aaa/AAA	1,410,541
181	2.549%, 1/1/33, FRN, MBS	Aaa/AAA	186,760
46	2.576%, 5/1/17, FRN, MBS	Aaa/AAA	47,481
51	2.648%, 6/1/20, FRN, MBS	Aaa/AAA	52,578
17	2.725%, 11/1/32, FRN, MBS	Aaa/AAA	17,387
70	2.754%, 5/1/18, FRN, MBS	Aaa/AAA	73,105
428	2.761%, 9/1/32, FRN, MBS	Aaa/AAA	441,645
246	2.79%, 12/1/32, FRN, MBS	Aaa/AAA	250,415
53	2.803%, 1/1/18, FRN, MBS	Aaa/AAA	54,331
507	2.844%, 1/1/33, FRN, MBS	Aaa/AAA	514,200
282	2.845%, 12/1/34, FRN, MBS	Aaa/AAA	289,344
36	2.869%, 10/1/32, FRN, MBS	Aaa/AAA	36,854
622	2.883%, 5/1/28, FRN, MBS	Aaa/AAA	626,469
2,779	2.931%, 1/1/34, FRN, MBS	Aaa/AAA	2,828,241
3,754	2.978%, 11/1/35, FRN, MBS	Aaa/AAA	3,852,141
297	3.087%, 5/1/33, FRN, MBS	Aaa/AAA	304,736
103	3.095%, 9/1/27, FRN, MBS	Aaa/AAA	104,942
362	3.172%, 9/1/35, FRN, MBS	Aaa/AAA	377,477
28	3.262%, 9/1/32, FRN, MBS	Aaa/AAA	29,387
360	3.357%, 10/1/34, FRN, MBS	Aaa/AAA	373,684
3,291	4.00%, 11/25/19, CMO	Aaa/AAA	3,386,955
28,543	4.00%, 6/1/24, MBS	Aaa/AAA	29,104,156
994	4.00%, 9/1/39, MBS	Aaa/AAA	975,123
1,984	4.00%, 11/1/39, MBS	Aaa/AAA	1,947,353
2,469	4.50%, 1/25/25, CMO	Aaa/AAA	2,481,095
8,500	4.50%, 11/25/26, CMO	Aaa/AAA	8,736,745
2,912	4.50%, 10/25/34, CMO	Aaa/AAA	2,766,464
24	4.50%, 2/1/38, MBS	Aaa/AAA	23,778
976	4.50%, 3/1/38, MBS	Aaa/AAA	987,112

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

Fannie Mae (continued)
$620		4.734%, 4/1/35, FRN, MBS	Aaa/AAA	$641,023
32		4.766%, 3/25/41, CMO, FRN	Aaa/AAA	32,714
29		4.957%, 5/25/42, CMO, FRN	Aaa/AAA	29,596
1,439		5.00%, 9/25/14, CMO	Aaa/AAA	1,542,782
32		5.00%, 1/25/16, CMO	Aaa/AAA	32,178
193		5.00%, 9/1/17, MBS	Aaa/AAA	202,530
198		5.00%, 6/1/18, MBS	Aaa/AAA	209,141
17		5.00%, 9/1/18, MBS	Aaa/AAA	18,633
1,983		5.00%, 7/25/20, CMO	Aaa/AAA	2,058,588
767		5.00%, 4/1/23, MBS	Aaa/AAA	811,471
—	(e)	5.00%, 11/1/33, MBS	Aaa/AAA	37
658		5.009%, 2/1/33, FRN, MBS	Aaa/AAA	675,631
929		5.50%, 2/25/24, CMO	Aaa/AAA	1,003,255
592		5.50%, 10/1/32, MBS	Aaa/AAA	630,082
972		5.50%, 11/1/32, MBS	Aaa/AAA	1,034,986
82		5.50%, 12/1/32, MBS	Aaa/AAA	87,785
1,852		5.50%, 1/1/33, MBS	Aaa/AAA	1,971,419
1,785		5.50%, 2/1/33, MBS	Aaa/AAA	1,900,008
25,350		5.50%, 3/1/33, MBS	Aaa/AAA	26,979,750
3,445		5.50%, 4/1/33, MBS	Aaa/AAA	3,665,620
949		5.50%, 5/1/33, MBS	Aaa/AAA	1,009,255
18,387		5.50%, 6/1/33, MBS	Aaa/AAA	19,562,968
15,284		5.50%, 7/1/33, MBS	Aaa/AAA	16,261,639
424		5.50%, 8/1/33, MBS	Aaa/AAA	451,380
2,290		5.50%, 9/1/33, MBS	Aaa/AAA	2,436,162
44		5.50%, 10/1/33, MBS	Aaa/AAA	46,665
5,359		5.50%, 11/1/33, MBS	Aaa/AAA	5,702,156
15,363		5.50%, 12/1/33, MBS	Aaa/AAA	16,345,851
5,018		5.50%, 1/1/34, MBS	Aaa/AAA	5,338,796
17,789		5.50%, 2/1/34, MBS	Aaa/AAA	18,926,516
6,188		5.50%, 3/1/34, MBS	Aaa/AAA	6,583,410
14		5.50%, 4/1/34, MBS	Aaa/AAA	15,322
772		5.50%, 5/1/34, MBS	Aaa/AAA	821,287
775		5.50%, 6/1/34, MBS	Aaa/AAA	824,298
342		5.50%, 1/1/35, MBS	Aaa/AAA	363,267
836		5.50%, 2/1/35, MBS	Aaa/AAA	889,497
350		5.50%, 3/1/36, MBS	Aaa/AAA	370,913
22,953		5.50%, 9/1/36, MBS	Aaa/AAA	24,406,998
350		5.50%, 12/1/36, MBS	Aaa/AAA	371,135
710		5.50%, 1/1/37, MBS	Aaa/AAA	753,928
13,296		5.50%, 2/1/37, MBS	Aaa/AAA	14,106,340
1,021		5.50%, 4/1/37, MBS	Aaa/AAA	1,083,060
1,418		5.50%, 5/1/37, MBS	Aaa/AAA	1,503,986
4,183		5.50%, 6/1/37, MBS	Aaa/AAA	4,437,797
905		5.50%, 7/1/37, MBS	Aaa/AAA	960,292
23,198		5.50%, 8/1/37, MBS	Aaa/AAA	24,642,116
18		6.00%, 8/1/22, MBS	Aaa/AAA	19,843
21		6.00%, 9/1/22, MBS	Aaa/AAA	23,159
229		6.00%, 6/1/23, MBS	Aaa/AAA	247,569
296		6.00%, 8/1/23, MBS	Aaa/AAA	319,021
657		6.00%, 12/1/23, MBS	Aaa/AAA	707,133

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Fannie Mae (continued)
$137	6.00%, 8/1/26, MBS	Aaa/AAA	$147,886
4,164	6.00%, 10/1/26, MBS	Aaa/AAA	4,489,899
12,424	6.00%, 12/1/26, MBS	Aaa/AAA	13,394,728
6,897	6.00%, 3/1/27, MBS	Aaa/AAA	7,427,747
4,855	6.00%, 5/1/27, MBS	Aaa/AAA	5,228,232
5,676	6.00%, 6/1/27, MBS	Aaa/AAA	6,113,372
8,863	6.00%, 7/1/27, MBS	Aaa/AAA	9,545,173
2,932	6.00%, 8/1/27, MBS	Aaa/AAA	3,157,992
2,948	6.00%, 9/1/27, MBS	Aaa/AAA	3,174,619
624	6.00%, 10/1/27, MBS	Aaa/AAA	671,541
82	6.50%, 1/1/25, MBS	Aaa/AAA	89,472
193	6.50%, 7/18/27, CMO	Aaa/AAA	212,614
51	6.50%, 12/1/28, MBS	Aaa/AAA	54,754
522	7.00%, 11/1/38, MBS	Aaa/AAA	575,011
119	7.01%, 8/1/22, MBS	Aaa/AAA	132,621
55	7.01%, 11/1/22, MBS	Aaa/AAA	61,963
9	7.925%, 2/1/25, FRN, MBS	Aaa/AAA	8,992
195	11.00%, 7/15/20, MBS	Aaa/AAA	223,793

			337,173,581

Freddie Mac—8.2%
437	0.189%, 5/4/11, FRN	Aaa/AAA	437,521
765	0.208%, 8/5/11, FRN (g)	Aaa/AAA	765,233
254	0.327%, 3/9/11, FRN (g)	Aaa/AAA	254,482
5,906	0.633%, 8/15/32, CMO, FRN	Aaa/AAA	5,869,067
555	0.683%, 9/15/16, CMO, FRN	Aaa/AAA	551,385
114	0.683%, 8/15/29, CMO, FRN	Aaa/AAA	113,112
68	0.683%, 12/15/31, CMO, FRN	Aaa/AAA	67,831
20	0.733%, 9/15/30, CMO, FRN	Aaa/AAA	19,880
30	0.783%, 3/15/32, CMO, FRN	Aaa/AAA	29,501
70	0.90%, 3/15/20, CMO, FRN	Aaa/AAA	69,388
223	0.90%, 2/15/24, CMO, FRN	Aaa/AAA	222,981
13	0.95%, 10/15/19, CMO, FRN	Aaa/AAA	13,087
152	1.20%, 12/15/13, CMO, FRN	Aaa/AAA	152,110
111	1.40%, 9/15/22, CMO, FRN	Aaa/AAA	111,072
31	1.60%, 8/15/23, CMO, FRN	Aaa/AAA	31,511
254	2.75%, 10/1/32, FRN, MBS	Aaa/AAA	261,572
741	2.761%, 5/1/34, FRN, MBS	Aaa/AAA	763,091
48	2.971%, 8/1/29, FRN, MBS	Aaa/AAA	49,351
301	3.088%, 2/1/29, FRN, MBS	Aaa/AAA	307,563
321	3.105%, 3/1/32, FRN, MBS	Aaa/AAA	331,068
1,871	3.167%, 10/1/35, FRN, MBS	Aaa/AAA	1,934,851
146	3.221%, 10/1/32, FRN, MBS	Aaa/AAA	149,976
21	3.285%, 7/1/29, FRN, MBS	Aaa/AAA	21,580
168	3.297%, 4/1/32, FRN, MBS	Aaa/AAA	173,000
194	3.298%, 2/1/33, FRN, MBS	Aaa/AAA	199,995
187	3.35%, 1/1/32, FRN, MBS	Aaa/AAA	193,019
17	3.661%, 7/1/32, FRN, MBS	Aaa/AAA	17,123
24	3.807%, 8/1/32, FRN, MBS	Aaa/AAA	24,754
11	3.973%, 1/1/33, FRN, MBS	Aaa/AAA	11,518
145	4.324%, 8/1/32, FRN, MBS	Aaa/AAA	150,188
45	4.50%, 5/15/18, CMO	Aaa/AAA	47,457

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

Freddie Mac (continued)
$92,001		4.50%, 7/1/39, MBS	Aaa/AAA	$93,069,386
30,923		4.50%, 8/1/39, MBS	Aaa/AAA	31,282,659
9,147		4.932%, 6/1/35, FRN, MBS	Aaa/AAA	9,513,654
37,000		5.00%, 1/15/25, CMO	Aaa/AAA	39,037,335
12,000		5.00%, 2/15/25, CMO	Aaa/AAA	12,709,213
2,341		5.50%, 3/15/34, CMO	Aaa/AAA	2,451,474
81		5.50%, 1/1/35, MBS	Aaa/AAA	85,697
4,280		5.50%, 2/1/35, MBS	Aaa/AAA	4,558,455
157		5.50%, 3/1/35, MBS	Aaa/AAA	167,170
2,800		5.50%, 4/15/35, CMO	Aaa/AAA	2,955,269
601		5.50%, 6/1/35, MBS	Aaa/AAA	639,959
3,302		5.50%, 5/15/36, CMO	Aaa/AAA	3,461,855
1,115		5.50%, 7/1/36, MBS	Aaa/AAA	1,184,176
94		5.50%, 12/1/36, MBS	Aaa/AAA	99,993
650		5.50%, 4/1/37, MBS	Aaa/AAA	689,994
12,107		5.50%, 7/1/37, MBS	Aaa/AAA	12,855,085
67		5.50%, 8/1/37, MBS	Aaa/AAA	71,288
701		5.50%, 9/1/37, MBS	Aaa/AAA	744,790
68		5.50%, 2/1/38, MBS	Aaa/AAA	72,338
41		5.50%, 3/1/38, MBS	Aaa/AAA	43,706
96		5.50%, 7/1/38, MBS	Aaa/AAA	101,396
1,487		5.50%, 10/1/38, MBS	Aaa/AAA	1,579,282
80		6.00%, 8/15/16, CMO	Aaa/AAA	86,239
752		6.00%, 4/1/17, MBS	Aaa/AAA	812,012
78		6.00%, 5/1/17, MBS	Aaa/AAA	84,156
76		6.00%, 6/1/17, MBS	Aaa/AAA	81,569
191		6.00%, 7/1/17, MBS	Aaa/AAA	206,592
2,053		6.00%, 12/15/28, CMO	Aaa/AAA	2,226,268
132		6.50%, 8/15/16, CMO	Aaa/AAA	142,290
33		6.50%, 12/15/23, CMO	Aaa/AAA	35,608
804		6.50%, 7/15/31, CMO	Aaa/AAA	881,734
28		7.00%, 4/1/29, MBS	Aaa/AAA	31,017
1		7.00%, 12/1/29, MBS	Aaa/AAA	1,705
—	(e)	7.00%, 1/1/30, MBS	Aaa/AAA	84
14		7.00%, 2/1/30, MBS	Aaa/AAA	15,925
21		7.00%, 3/1/30, MBS	Aaa/AAA	23,049
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,448
179		7.50%, 8/15/30, CMO	Aaa/AAA	196,058

				235,545,195

Ginnie Mae—1.7%
37		0.583%, 6/20/32, CMO, FRN	Aaa/AAA	36,959
1,139		0.75%, 10/20/27, CMO, FRN	Aaa/AAA	1,126,194
8		3.625%, 8/20/17, FRN, MBS	Aaa/AAA	7,811
4		3.625%, 7/20/20, FRN, MBS	Aaa/AAA	4,118
5		3.625%, 7/20/21, FRN, MBS	Aaa/AAA	5,164
10		3.625%, 8/20/21, FRN, MBS	Aaa/AAA	10,470
17		3.625%, 9/20/21, FRN, MBS	Aaa/AAA	17,818
1,270		3.625%, 8/20/23, FRN, MBS	Aaa/AAA	1,300,769
75		3.625%, 8/20/25, FRN, MBS	Aaa/AAA	77,932
13		3.625%, 9/20/25, FRN, MBS	Aaa/AAA	13,756

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Ginnie Mae (continued)
$9	3.625%, 8/20/26, FRN, MBS	Aaa/AAA	$8,930
7	3.625%, 7/20/27, FRN, MBS	Aaa/AAA	7,282
10	3.625%, 9/20/27, FRN, MBS	Aaa/AAA	9,933
62	3.625%, 8/20/28, FRN, MBS	Aaa/AAA	63,574
27	3.625%, 7/20/29, FRN, MBS	Aaa/AAA	27,725
23	3.75%, 3/20/30, FRN, MBS	Aaa/AAA	23,375
114	4.125%, 11/20/23, FRN, MBS	Aaa/AAA	116,657
11	4.125%, 10/20/25, FRN, MBS	Aaa/AAA	11,336
8	4.125%, 11/20/25, FRN, MBS	Aaa/AAA	7,775
8	4.125%, 10/20/26, FRN, MBS	Aaa/AAA	8,510
20	4.125%, 10/20/27, FRN, MBS	Aaa/AAA	20,965
390	4.25%, 1/20/28, FRN, MBS	Aaa/AAA	402,174
42	4.25%, 2/20/28, FRN, MBS	Aaa/AAA	43,040
118	4.25%, 1/20/30, FRN, MBS	Aaa/AAA	121,635
205	4.375%, 3/20/17, FRN, MBS	Aaa/AAA	210,623
9	4.375%, 1/20/18, FRN, MBS	Aaa/AAA	9,615
61	4.375%, 5/20/18, FRN, MBS	Aaa/AAA	62,824
47	4.375%, 4/20/19, FRN, MBS	Aaa/AAA	49,078
10	4.375%, 5/20/19, FRN, MBS	Aaa/AAA	10,564
13	4.375%, 6/20/21, FRN, MBS	Aaa/AAA	13,714
28	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	28,305
653	4.375%, 2/20/22, FRN, MBS	Aaa/AAA	673,395
31	4.375%, 4/20/22, FRN, MBS	Aaa/AAA	31,685
16	4.375%, 5/20/22, FRN, MBS	Aaa/AAA	16,608
21	4.375%, 2/20/23, FRN, MBS	Aaa/AAA	21,617
25	4.375%, 3/20/23, FRN, MBS	Aaa/AAA	25,970
27	4.375%, 4/20/23, FRN, MBS	Aaa/AAA	27,454
147	4.375%, 4/20/24, FRN, MBS	Aaa/AAA	151,676
9	4.375%, 5/20/24, FRN, MBS	Aaa/AAA	9,152
3	4.375%, 4/20/25, FRN, MBS	Aaa/AAA	2,970
12	4.375%, 5/20/25, FRN, MBS	Aaa/AAA	12,403
21	4.375%, 6/20/25, FRN, MBS	Aaa/AAA	21,661
11	4.375%, 1/20/26, FRN, MBS	Aaa/AAA	11,061
13	4.375%, 6/20/26, FRN, MBS	Aaa/AAA	13,619
6	4.375%, 1/20/27, FRN, MBS	Aaa/AAA	6,287
69	4.375%, 2/20/27, FRN, MBS	Aaa/AAA	71,096
16	4.375%, 4/20/27, FRN, MBS	Aaa/AAA	16,791
38	4.375%, 6/20/27, FRN, MBS	Aaa/AAA	38,830
28	4.375%, 2/20/28, FRN, MBS	Aaa/AAA	28,506
71	4.375%, 3/20/28, FRN, MBS	Aaa/AAA	73,552
29	4.375%, 4/20/28, FRN, MBS	Aaa/AAA	29,874
16	4.375%, 4/20/29, FRN, MBS	Aaa/AAA	16,908
31	4.375%, 6/20/29, FRN, MBS	Aaa/AAA	31,806
24	4.375%, 5/20/30, FRN, MBS	Aaa/AAA	24,216
21	4.375%, 5/20/32, FRN, MBS	Aaa/AAA	21,190
30	4.375%, 6/20/32, FRN, MBS	Aaa/AAA	30,680
6	4.50%, 8/20/18, FRN, MBS	Aaa/AAA	5,822
60	4.50%, 3/20/31, FRN, MBS	Aaa/AAA	61,964
40	4.50%, 3/20/32, FRN, MBS	Aaa/AAA	41,195
63	4.875%, 6/20/22, FRN, MBS	Aaa/AAA	65,230
62	5.00%, 2/20/29, CMO	Aaa/AAA	63,866

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

Ginnie Mae (continued)
$40,717		6.00%, 7/20/32, CMO	Aaa/AAA	$44,117,860
3		6.50%, 5/15/23, MBS	Aaa/AAA	3,331
—	(e)	6.50%, 12/15/23, MBS	Aaa/AAA	433

				49,627,333

Other Government Agencies—1.9%
20,023		SLM Student Loan Trust, 1.749%, 4/25/23, ABS, FRN	Aaa/AAA	20,903,632
29,176		Small Business Administration Participation Certificates,
		5.23%, 3/1/27, ABS	Aaa/AAA	31,289,469
1,431		Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	1,494,735

				53,687,836

		Total U.S. Government Agency Securities (cost—$646,280,763)		676,033,945

MORTGAGE-BACKED SECURITIES—12.5%
		Adjustable Rate Mortgage Trust, CMO, VRN,
1,911		3.154%, 5/25/35	Baa1/AA+	1,828,628
661		5.359%, 11/25/35	B3/AA	464,334
574		5.399%, 1/25/36	Aa3/AAA	496,395
2,578		Banc of America Funding Corp., 4.503%, 2/20/36, CMO, FRN	NR/AAA	2,244,246
4,700		BCRR Trust, 5.805%, 8/17/45, CMO, VRN (a)(b)(d)	Aaa/NR	4,316,590
		Bear Stearns Adjustable Rate Mortgage Trust, CMO,
87		3.351%, 1/25/35, VRN	A2/AA+	73,899
257		3.705%, 1/25/34, VRN	Aa2/AAA	229,129
2,836		4.625%, 10/25/35, FRN	Ba1/BBB	2,474,440
376		4.964%, 2/25/34, VRN	Aa3/AA	358,875
1,241		5.428%, 5/25/47, VRN	NR/CCC	874,845
470		5.726%, 2/25/36, FRN	B3/CCC	314,094
		Bear Stearns Alt-A Trust, CMO, VRN,
5,350		3.44%, 6/25/34	A1/AA+	2,205,198
218		5.126%, 5/25/35	Ba1/AAA	156,340
1,208		5.669%, 2/25/36	Caa2/CCC	693,266
32		Bear Stearns Mortgage Securities, Inc., 6.754%, 3/25/31, CMO, VRN	Aaa/NR	29,585
2,704		Bear Stearns Structured Products, Inc., 5.618%, 1/26/36, CMO, VRN	B2/A+	1,699,753
8,656		Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(b)	Aaa/NR	8,851,235
1,258		CC Mortgage Funding Corp., 0.361%, 5/25/48, CMO, FRN (a)(b)	Caa2/CCC	556,190
		Citigroup Commercial Mortgage Trust (a)(b)(d),
9,862		5.322%, 12/17/16	NR/NR	8,997,656
15,178		5.858%, 7/17/17	NR/NR	14,109,543
		Citigroup Mortgage Loan Trust, Inc., CMO,
364		3.438%, 12/25/35, VRN	Caa1/CCC	198,718
207		4.628%, 8/25/35, VRN	Aa3/NR	171,691
1,154		4.70%, 12/25/35, FRN	NR/AAA	1,060,987
27,769		4.90%, 10/25/35, FRN	NR/BB+	23,046,676
2,850		5.969%, 9/25/37, VRN	NR/CCC	2,070,204
3,505		Commercial Capital Access One, Inc., 7.972%, 11/15/28, CMO, VRN (a)(b)	NR/NR	1,237,699
		Commercial Mortgage Pass Through Certificates, CMO (a)(b),
995		0.733%, 2/16/34, FRN	Aaa/NR	975,347
7,000		5.362%, 2/5/19	NR/AAA	6,910,976
2,000		5.479%, 2/5/19, VRN	NR/BBB+	1,668,345
		Countrywide Alternative Loan Trust, CMO,
1,100		0.401%, 1/25/37, FRN	Caa3/CCC	553,257
193		0.441%, 7/20/46, FRN	Caa3/CCC	87,764
6,483		0.451%, 5/25/35, FRN	Baa1/A-	3,751,477
3,844		0.491%, 12/25/35, FRN	A1/B-	2,133,208
422		0.501%, 5/25/36, FRN	Ca/CCC	89,474
433		5.860%, 11/25/35, VRN	Caa1/CCC	261,329
3,311		6.083%, 8/25/36, VRN	Baa1/AAA	3,209,588

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
$529	0.531%, 4/25/46, FRN	Ca/CCC	$140,320
1,541	0.541%, 3/25/35, FRN	A1/AAA	876,462
2,098	0.551%, 3/25/35, FRN	A1/AAA	1,315,400
1,105	0.621%, 2/25/35, FRN	Ba1/BBB	370,395
55	0.771%, 2/25/35, FRN	Aaa/AAA	38,369
710	3.118%, 4/25/35, FRN	Caa1/CCC	165,885
225	5.25%, 2/20/36, FRN	Baa3/AA+	152,641
474	5.317%, 10/20/35, VRN	Ba3/B	333,988
674	5.726%, 5/20/36, VRN	Caa3/CCC	386,793
22	Credit Suisse First Boston Mortgage Securities Corp.,
	0.879%, 3/25/32, CMO, FRN (a)(b)	Aaa/NR	17,884
391	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.553%, 7/19/45, CMO, FRN	Caa3/CCC	127,917
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO	NR/BBB	892,286
263	Greenpoint Mortgage Funding Trust, 0.311%, 10/25/46, CMO, FRN	B2/B-	238,363
2,400	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/A	2,229,209
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (a)(b)	NR/AAA	1,584,692
	GSR Mortgage Loan Trust, CMO,
1,996	2.955%, 9/25/35, FRN	NR/AAA	1,849,118
388	3.76%, 9/25/34, VRN	A2/A+	319,349
248	4.196%, 4/25/35, VRN	Baa3/BBB-	206,656
	Harborview Mortgage Loan Trust, CMO, FRN,
5,914	0.423%, 2/19/46	Baa3/AAA	2,815,777
4,437	0.453%, 5/19/35	Baa1/AAA	2,759,579
407	0.483%, 1/19/38	Ca/CCC	133,338
492	0.483%, 9/19/46	Ca/CCC	123,033
33,704	Hilton Hotel Pool Trust, 0.585%, 10/3/15, CMO, IO, VRN (a)(b)	Aaa/AAA	159,043
	Homebanc Mortgage Trust, CMO,
459	0.411%, 12/25/36, FRN	Baa3/AA	308,712
7,800	5.857%, 4/25/37, VRN	B3/B-	4,150,106
7,900	Indymac INDA Mortgage Loan Trust, 5.864%, 8/25/36, CMO, VRN	Baa2/AAA	5,159,690
581	Indymac INDB Mortgage Loan Trust, 0.531%, 11/25/35, CMO, FRN	B3/CCC	241,392
	Indymac Index Mortgage Loan Trust, CMO,
1,041	0.511%, 3/25/35, FRN	Ba1/BB-	643,717
3,633	5.00%, 8/25/35, FRN	B2/A+	2,624,948
394	5.099%, 9/25/35, VRN	B2/AA+	297,980
3,654	5.264%, 9/25/35, VRN	B3/BB-	2,129,833
2,923	5.264%, 9/25/35, VRN	Caa1/CCC	812,599
367	5.268%, 6/25/35, VRN	B1/BB	269,496
3,316	5.317%, 10/25/35, VRN	B2/BB	2,525,136
5,500	5.687%, 6/25/36, VRN	B3/AAA	3,813,916
13,994	JPMorgan Alternative Loan Trust, 0.731%, 6/27/37, CMO, FRN (a)(b)	NR/AAA	11,526,593
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
27,084	0.608%, 7/15/19, FRN (a)(b)	Aaa/NR	22,947,608
600	5.336%, 5/15/47	Aaa/A	544,078
1,395	5.818%, 6/15/49, VRN	Aaa/A-	1,277,681
2,000	6.465%, 11/15/35	NR/AAA	2,110,195
	JPMorgan Mortgage Trust, CMO,
3,098	3.728%, 7/25/35, FRN	Aaa/AAA	2,941,952
1,786	3.965%, 9/25/34, FRN	NR/AAA	1,760,222
393	4.861%, 4/25/35, VRN	Aa1/AAA	378,307
594	5.40%, 11/25/35, VRN	Ba1/AAA	531,403

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
$434	0.471%, 5/25/37	Caa2/CCC	$214,398
100	3.097%, 11/21/34	Aa2/AAA	99,472
	MASTR Reperforming Loan Trust, CMO (a)(b),
2,823	7.00%, 5/25/35	Ba3/AAA	2,670,835
4,265	7.50%, 7/25/35	Ba3/AAA	3,810,763
2,628	8.00%, 7/25/35	Ba3/AAA	2,350,912
291	Mellon Residential Funding Corp., 2.61%, 10/20/29, CMO, FRN	NR/AAA	275,429
1,276	Merrill Lynch Alternative Note Asset, 0.531%, 3/25/37, CMO, FRN	Caa3/CCC	560,694
	MLCC Mortgage Investors, Inc., CMO, FRN,
359	0.931%, 7/25/29	Aaa/AAA	278,947
1,708	4.25%, 10/25/35	A1/AAA	1,579,637
	Morgan Stanley Capital I, CMO,
38,250	5.332%, 12/15/43	NR/AAA	37,485,899
1,100	5.692%, 4/15/49, VRN	Aaa/A-	968,513
28,450	5.731%, 7/12/44, VRN	NR/AAA	28,676,829
341	Morgan Stanley Dean Witter Capital I, 2.29%, 3/25/33, CMO, FRN	Aaa/AAA	291,239
	Nomura Asset Acceptance Corp., CMO,
3,025	5.514%, 2/25/36, VRN	Caa2/CCC	1,456,770
1,246	7.50%, 3/25/34 (a)(b)	Aa3/AAA	1,224,771
325	Opteum Mortgage Acceptance Corp., 0.491%, 7/25/35, CMO, FRN	Aa2/AAA	258,058
393	Residential Accredit Loans, Inc., 5.714%, 2/25/36, CMO, VRN	Caa3/CCC	215,781
27	Residential Asset Securitization Trust, 0.731%, 3/25/33, CMO, FRN	NR/AAA	24,406
2,675	Residential Funding Mortgage Securities I, 4.892%, 3/25/35, CMO, VRN	A1/AAA	1,984,508
600	Sovereign Commercial Mortgage Securities Trust,
	5.787%, 7/22/30, CMO, VRN (a)(b)	Aaa/NR	603,846
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,251	0.721%, 6/25/34, FRN	A1/AAA	863,390
1,407	1.631%, 5/25/35, FRN	B3/CCC	620,781
185	3.206%, 10/25/34, VRN	A2/AA-	159,473
7,900	5.243%, 5/25/36, FRN	NR/AAA	5,085,217
7,900	5.40%, 9/25/36, VRN	NR/CCC	4,183,645
38	5.45%, 1/25/36, VRN	NR/CCC	32,120
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
14,709	0.411%, 6/25/36	B3/B-	7,208,785
1,506	0.421%, 7/25/46	B3/B	785,401
10,299	0.451%, 5/25/36	B3/B-	5,362,890
498	0.491%, 5/25/46	Caa3/CCC	113,249
753	0.583%, 3/19/34	Aa1/AAA	336,599
403	0.583%, 3/19/34	Aaa/AAA	358,481
1,473	0.603%, 12/19/33	Aa3/AAA	1,205,048
	Structured Asset Securities Corp., CMO, FRN,
287	2.815%, 2/25/34	Aa3/AAA	249,248
6	3.123%, 5/25/32	A1/AAA	5,716
449	Wachovia Mortgage Loan Trust LLC, 5.460%, 10/20/35, CMO, FRN	NR/AAA	385,559
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
29	0.501%, 12/25/45	Aa1/AAA	22,150
939	0.551%, 1/25/45	Aaa/AAA	696,953
819	0.62%, 11/25/34	Aa2/AAA	563,624
4,406	0.64%, 10/25/44	Aa2/AAA	2,981,674
600	0.641%, 11/25/45	Baa3/AAA	196,193
2,075	0.771%, 12/25/27	Aaa/AAA	1,607,729

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$269	0.871%, 12/25/27	Aaa/AAA	$209,604
585	1.294%, 6/25/47	Ca/BB	172,953
792	2.044%, 11/25/46	A1/AAA	527,948
21,446	2.833%, 9/25/33	A1/AAA	21,112,537
1,897	2.849%, 8/25/33	Aaa/AAA	1,884,113
	Wells Fargo Mortgage Backed Securities Trust, CMO,
976	0.731%, 7/25/37, FRN	B2/NR	590,462
613	2.906%, 1/25/35, FRN	Aa1/NR	597,231
2,323	2.906%, 1/25/35, FRN	A3/NR	2,109,265
4,452	3.208%, 7/25/35, FRN	Baa3/AAA	4,357,458
20,567	4.605%, 6/25/35, FRN	Aa1/AAA	20,302,093
750	4.662%, 8/25/34, FRN	Aaa/AAA	647,473
4,421	4.95%, 3/25/36, VRN	NR/A	3,920,979
333	5.00%, 6/25/18	Aaa/AAA	339,535

	Total Mortgage-Backed Securities (cost—$387,064,055)		357,460,325

U.S. TREASURY BONDS & NOTES—12.4%
	U.S. Treasury Bonds & Notes,
834	1.00%, 10/31/11		838,756
750	1.125%, 6/30/11		757,120
632	2.375%, 10/31/14 (g)		636,344
10,000	2.625%, 6/30/14 (g)		10,239,850
132,600	3.125%, 10/31/16		133,542,786
47,100	4.00%, 2/15/15		50,882,742
100	4.125%, 5/15/15		108,477
30,900	4.375%, 2/15/38		30,397,906
62,800	4.50%, 8/15/39		62,780,406
47,100	11.25%, 2/15/15 (g)		67,183,770

	Total U.S. Treasury Bonds & Notes (cost—$358,541,722)		357,368,157

MUNICIPAL BONDS—2.8%
California—0.7%
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	Baa2/BBB+	4,437,750
3,500	5.00%, 6/1/38	Baa2/BBB+	2,983,470
	State, GO,
2,000	5.00%, 2/1/23 (NPFGC)	Baa1/A	2,007,140
1,300	5.00%, 6/1/37	Baa1/A-	1,150,396
3,600	5.65%, 4/1/39, VRN	Baa1/A-	3,749,544
1,950	6.00%, 4/1/38	Baa1/A-	1,977,241
600	7.50%, 4/1/34	Baa1/A-	593,316
3,300	7.55%, 4/1/39	Baa1/A-	3,242,283
985	Tobacco Securitization Auth. of Northern California Rev.,
	5.40%, 6/1/27, Ser. A-2	Baa3/BBB	896,094

			21,037,234

Florida—0.0%
1,000	State Board of Education, GO, 4.75%, 6/1/37, Ser. B (NPFGC)	Aa1/AAA	1,001,980

Illinois—0.3%
700	Regional Transportation Auth. Rev., 5.00%, 7/1/25, Ser. A (NPFGC)	Aa3/AA+	729,169
2,200	State Toll Highway Auth. Rev., 6.184%, 1/1/34, Ser. A	Aa3/AA-	2,278,562
7,505	Will Cnty. Community High School Dist. No. 210, Lincoln-Way Central High School, GO, zero coupon, 1/1/21 (AGM)	Aa3/NR	4,564,316

			7,572,047

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Iowa—0.1%
$3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	$3,297,184

New Jersey—0.5%
21,340	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	14,799,290

New York—0.5%
10,500	New York City Transitional Finance Auth. Rev., 5.767%, 8/1/36	Aa2/AAA	10,496,115
2,500	Port Auth. of New York & New Jersey Rev., 5.859%, 12/1/24, Ser. 158	Aa3/AA-	2,584,825

			13,080,940

Ohio—0.6%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	Baa3/BBB	4,974,370
9,300	5.875%, 6/1/47	Baa3/BBB	7,162,488
5,320	6.00%, 6/1/42	Baa3/BBB	4,220,835

			16,357,693

Texas—0.1%
1,800	State, Mobility Fund, GO, 4.75%, 4/1/37	Aa1/AA+	1,797,156

	Total Municipal Bonds (cost—$86,473,542)		78,943,524

ASSET-BACKED SECURITIES—1.9%
856	Aames Mortgage Investment Trust, 0.631%, 10/25/35, FRN	NR/AAA	791,794
369	Access Group, Inc., 1.549%, 10/27/25, FRN	Aaa/NR	382,749
486	Accredited Mortgage Loan Trust, 0.281%, 2/25/37, FRN	A2/AAA	471,522
63	Amortizing Residential Collateral Trust, 0.501%, 6/25/32, FRN	NR/AAA	46,422
1,161	Bayview Financial Asset Trust, 0.631%, 12/25/39, FRN (a)(b)(d)	Ba1/NR	750,868
	Bear Stearns Asset Backed Securities Trust, FRN,
873	0.311%, 10/25/36	B3/NR	804,861
3,986	0.821%, 6/25/43	Aaa/AAA	3,325,248
174	Capital Auto Receivables Asset Trust, 1.153%, 3/15/11, FRN	Aaa/AAA	174,010
72	Cendant Mortgage Corp., 5.984%, 7/25/43, VRN (a)(b)	NR/NR	66,394
	Chase Issuance Trust, FRN,
2,241	0.273%, 4/15/13	Aaa/AAA	2,237,155
200	1.754%, 9/15/15	Aaa/AAA	208,508
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	729,837
	Conseco Financial Corp.,
4,476	6.18%, 4/1/30	Ba3/NR	4,298,299
3,491	6.81%, 12/1/28, VRN	Ba1/BBB	3,291,468
1,090	6.87%, 4/1/30, VRN	Ba3/NR	1,036,357
1,000	7.06%, 2/1/31, VRN	NR/B-	747,058
578	7.40%, 6/15/27	A2/AA	591,983
341	7.55%, 1/15/29, VRN	NR/A+	350,840
	Countrywide Asset-Backed Certificates, FRN,
6,467	0.321%, 1/25/46	Aa2/AAA	6,065,907
871	0.331%, 9/25/47	Baa2/AAA	812,472
426	0.701%, 11/25/33 (a)(b)	Aaa/AAA	317,844
1,135	0.711%, 12/25/31	A2/B-	561,294
959	Credit-Based Asset Servicing & Securitization LLC,
	1.131%, 11/25/33, FRN	Aaa/AAA	837,337
100	Delta Funding Home Equity Loan Trust, 0.553%, 8/15/30, FRN	NR/AAA	61,455

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$1,646	Denver Arena Trust, 6.94%, 11/15/19 (a)(b)	NR/NR	$1,474,702
45	EMC Mortgage Loan Trust, 0.601%, 5/25/40, FRN (a)(b)	Aaa/NR	31,143
5,730	First Franklin Mortgage Loan Asset Backed Certificates,
	0.631%, 4/25/35, FRN	Aa1/AA+	4,820,654
6	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/D	4,514
40	Fremont Home Loan Owner Trust, 1.021%, 12/25/29, FRN	A2/BB	25,975
980	Fremont Home Loan Trust, 0.291%, 1/25/37, FRN	Ba3/CCC	668,730
130	HSI Asset Securitization Corp. Trust, 0.281%, 12/25/36, FRN	Caa2/CCC	103,813
	Lehman XS Trust, FRN,
733	0.311%, 11/25/46	Ba1/AAA	728,780
3,327	0.381%, 4/25/37	B3/CCC	2,032,097
460	0.461%, 8/25/46	C/CCC	58,084
646	0.471%, 11/25/46	Ca/CCC	142,530
1,380	Long Beach Mortgage Loan Trust, 1.656%, 3/25/32, FRN	Baa2/NR	694,266
500	Madison Avenue Manufactured Housing Contract, 1.681%, 3/25/32, FRN	Baa1/A+	440,116
1,696	Mesa Trust Asset Backed Certificates, 0.631%, 12/25/31, FRN (a)(b)	Aaa/A	1,390,508
1,424	Mid-State Trust, 6.005%, 8/15/37	Aa2/AAA	1,325,204
	Morgan Stanley Mortgage Loan Trust, FRN,
366	0.461%, 2/25/37	Caa1/CCC	147,545
645	0.591%, 4/25/37	Caa3/CCC	254,705
200	RAAC Series, 0.631%, 6/25/47, FRN	Ca/CCC	73,427
	Residential Asset Mortgage Products, Inc.,
3,452	5.634%, 1/25/34	Aa3/AAA	2,059,289
2,000	5.90%, 7/25/34	B3/CCC	676,966
	Residential Asset Securities Corp.,
3,000	0.661%, 3/25/35, FRN	A1/A	1,861,361
382	7.14%, 4/25/32, VRN	Ca/CC	25,089
1,140	SACO I, Inc., 0.611%, 11/25/35, FRN	Baa3/AA	547,724
8	Saxon Asset Securities Trust, 0.751%, 8/25/32, FRN	Aaa/AAA	7,610
	South Carolina Student Loan Corp., FRN,
363	0.756%, 9/2/14	Aaa/AAA	362,440
2,800	0.806%, 3/1/18	Aaa/AAA	2,816,147
3,600	1.006%, 3/2/20	Aaa/AAA	3,618,994
600	1.256%, 9/3/24	Aaa/AAA	610,773
2	Vanderbilt Acquisition Loan Trust, 5.70%, 9/7/23, VRN	Aaa/AAA	1,626

	Total Asset-Backed Securities (cost—$66,893,076)		55,966,494

Shares
CONVERTIBLE PREFERRED STOCK—0.5%
Financial Services—0.4%
11,800	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba1/A-	11,122,680

Insurance—0.1%
228,667	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	2,124,316

	Total Convertible Preferred Stock (cost—$27,918,940)		13,246,996

Principal
Amount
(000s)

SOVEREIGN DEBT OBLIGATION—0.4%
Mexico—0.4%
$12,600	United Mexican States, 6.05%, 1/11/40 (cost—$12,612,547)	Baa1/BBB	12,190,500

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

		Credit Rating
Shares		(Moody’s/S&P)	Value*

COMMON STOCK—0.0%
Financial Services—0.0%
19,803	CIT Group, Inc. (h) (cost—$325,286)		$630,131

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—13.9%
U.S. Government Agency Securities—4.4%
	Fannie Mae,
$8,300	0.084%, 2/8/10	Aaa/AAA	8,299,887
56,600	0.169%, 4/7/10	Aaa/AAA	56,590,292

			64,890,179

	Freddie Mac,
1,100	0.073%, 2/24/10	Aaa/AAA	1,099,961
4,800	0.194%, 4/20/10	Aaa/AAA	4,798,960
56,600	0.43%, 4/9/10	Aaa/AAA	56,589,993

			62,488,914

	Total U.S. Government Agency Securities (cost—$127,379,093)		127,379,093

Corporate Notes—2.1%
Banking—0.3%
	Sovereign Bancorp, Inc.,
4,562	4.80%, 9/1/10	Baa1/A	4,673,673
2,300	4.90%, 9/23/10	Baa1/A	2,356,656

			7,030,329

Financial Services—1.8%
43,900	Citigroup Funding, Inc., 1.325%, 5/7/10, FRN	A3/A	43,993,771
4,500	General Electric Capital Corp., 4.25%, 9/13/10	Aa2/AA+	4,615,983
3,000	Merrill Lynch & Co., Inc., 2.523%, 5/12/10, FRN	A2/A	3,018,786

			51,628,540

	Total Corporate Notes (cost—$57,627,896)		58,658,869

U.S. Treasury Bills (g)—0.4%
11,521	0.07%-1.01%, 2/25/10-4/8/10 (cost—$11,519,769)		11,520,035

Asset-Backed Securities—0.0%
	Ford Credit Auto Owner Trust, FRN,
831	1.133%, 1/15/11	Aaa/AAA	831,797
24	1.433%, 12/15/10	Aaa/AAA	23,827

	Total Asset-Backed Securities (cost—$854,267)		855,624

Repurchase Agreements—7.0%
14,500	Bank of America Corp., dated 1/26/10, 0.10%, due 2/2/10, proceeds $14,500,282; collateralized by U.S. Treasury Notes, 3.25%, due 12/31/16, valued at $14,877,300; including accrued interest		14,500,000

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount
(000s)		Value*

$2,000	Barclays Capital, Inc., dated 1/29/10, 0.11%, due 2/1/10, proceeds $2,000,018; collateralized by U.S. Treasury Bonds, 7.125%, due 2/15/23, valued at $2,105,789 including accrued interest	$2,000,000
36,200	Citigroup, Inc., dated 1/29/10, 0.13%, due 2/1/10, proceeds $36,200,392; collateralized by Fannie Mae, 4.00%, due 4/1/24, valued at $36,966,809 including accrued interest	36,200,000
12,500	JPMorgan Securities, Inc., dated 1/25/10, 0.10%, due 2/1/10, proceeds $12,500,243; collateralized by U.S. Treasury Notes, 4.50%, due 4/30/12, valued at $12,807,189 including accrued interest	12,500,000
127,700	JPMorgan Securities, Inc., dated 1/29/10, 0.11%, due 2/1/10, proceeds $127,701,171; collateralized by U.S. Treasury Notes, 3.125%, due 8/31/13, valued at $130,614,253 including accrued interest	127,700,000
6,722	State Street Bank & Trust Co., dated 1/29/10, 0.01%, due 2/1/10, proceeds $6,722,006; collateralized by U.S. Treasury Bills, zero coupon, due 2/18/10, valued at $6,860,000	6,722,000

	Total Repurchase Agreements (cost—$199,622,000)	199,622,000

	Total Short-Term Investments (cost—$397,003,025)	398,035,621

	Total Investments before options written and securities sold short (cost—$2,866,040,980)—98.6%	2,827,614,263

Notional
Amount
OPTIONS WRITTEN (h)—(0.1)%
Call Options—(0.0)%
$32,300,000	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 2.75%, expires 4/19/10	(35,730)
	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$262,600,000	strike rate 3.25%, expires 2/17/10	(13,445)
$43,700,000	strike rate 3.25%, expires 4/19/10	(85,032)
$31,200,000	strike rate 3.50%, expires 6/14/10	(2,652)

		(136,859)

Fixed Income SHares—Series M Schedule of Investments
January 31, 2010 (unaudited)

Notional		Credit Rating
Amount		(Moody’s/S&P)	Value*
Put Options—(0.1)%
$100,000,000	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 5.50%, expires 8/31/10		$(71,740)
$32,300,000	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 4.00%, expires 4/19/10		(82,930)
	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$262,600,000	strike rate 4.00%, expires 2/17/10		(489,224)
$43,700,000	strike rate 4.25%, expires 4/19/10		(284,033)
$31,200,000	strike rate 4.50%, expires 6/14/10		(2,652)
$478,400,000	strike rate 6.00%, expires 8/31/10		(914,653)

			(1,845,232)

	Total Options Written (premiums received—$10,373,726)		(1,982,091)

Principal
Amount
(000s)
SECURITIES SOLD SHORT—(4.3)%
U.S. Government Agency Securities—(4.3)%
$122,000	Freddie Mac, 4.50%, MBS, TBA (i) (proceeds received—$122,590,938)	Aaa/AAA	(123,258,064)

	Total Investments net of options written and securities sold short (cost—$2,733,076,316)	94.2%	2,702,374,108
	Other assets less other liabilities	5.8	167,008,541

	Net Assets	100.0%	$2,869,382,649

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Exchange-traded futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $201,736,157, representing 7.0% of net assets.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $34,180,346, representing 1.2% of net assets.

(e)	Principal amount less than $500.

(f)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(g)	All or partial amount segregated as collateral for futures contracts and/or swaps.

(h)	Non-income producing.

(i)	When-issued or delayed-delivery. To be settled/delivered after January 31, 2010.
Glossary:
ABS—Asset-Backed Securities
AGM—insured by Assured Guaranty Municipal Corp.
£—British Pound
CMO—Collateralized Mortgage Obligation
€—Euro
FGIC—insured by Financial Guaranty Insurance Co.
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2010.
GO—General Obligation Bond
IO—Interest Only
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Securities
NPFGC —insured by National Public Finance Guarantee Corp.
NR—Not Rated
OTC—Over the Counter
TBA—To Be Announced
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2010.

WR—Withdrawn Rating

Other Investments:
(A)	Futures contracts outstanding at January 31, 2010:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000s)	Date	Appreciation

Long: Euro Bobl 5 yr. Futures	365	$59,490	3/9/10	$735,761
Financial Futures Euro—90 day	821	202,438	3/14/11	1,652,263
U.S. Treasury Notes 2 yr. Futures	4,769	1,039,418	3/31/10	2,832,163

				$5,220,187

(B)	Transactions in options written for the three months ended January 31, 2010:

	Notional Amount	Premiums

Options outstanding, October 31, 2009	805,100,000	$8,189,138
Options written	1,117,700,000	5,912,172
Options terminated in closing transactions	(604,800,000)	(3,727,584)

Options outstanding, January 31, 2010	1,318,000,000	$10,373,726

(C)	Credit default swap agreements:
Buy protection swap agreements outstanding at January 31, 2010 (1):

	Notional
	Amount
	Payable on					Upfront	Unrealized
Swap Counterparty/	Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Received	(Depreciation)

Bank of America:
Macy’s	$5,000	2.37%	9/20/15	(7.06)%	$(1,194,673)	—	$(1,194,673)
Barclays Bank:
Embarq	400	0.64%	6/20/13	(1.00)%	(5,259)	$(7,216)	1,957
Hasbro	4,000	0.91%	9/20/17	(0.81)%	22,557	—	22,557
Citigroup:
Valero Energy	4,600	1.76%	12/20/13	(3.40)%	(292,861)	—	(292,861)
Deutsche Bank:
Altria Group	4,500	1.52%	3/20/19	(1.46)%	15,034	—	15,034
Morgan Stanley:
Altria Group	1,500	1.50%	12/20/18	(1.55)%	(8,336)	—	(8,336)

					$(1,463,538)	$(7,216)	$(1,456,322)

Sell protection swap agreements outstanding at January 31, 2010 (2):

	Notional
	Amount
	Payable on					Upfront	Unrealized
Swap Counterparty/	Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Received	(Depreciation)

Barclays Bank:
SLM	$15,000	5.11%	12/20/13	5.00%	$31,793	$(2,025,000)	$2,056,793
BNP Paribas:
General Electric	10,000	1.99%	12/20/13	3.80%	694,296	—	694,296
General Electric	75,000	1.99%	12/20/13	4.50%	7,157,636	—	7,157,636
Deutsche Bank:
SLM	10,000	5.11%	12/20/13	5.00%	21,195	(1,350,000)	1,371,195
Goldman Sachs:
Berkshire Hathaway	2,200	1.22%	9/20/13	0.97%	(16,316)	—	(16,316)
Berkshire Hathaway	14,600	1.22%	9/20/13	0.98%	(103,024)	—	(103,024)
California State Municipal Bond	25,000	3.00%	12/20/18	1.60%	(2,012,996)	—	(2,012,996)
California State Municipal Bond	11,000	3.00%	12/20/18	1.75%	(786,698)	—	(786,698)
JPMorgan Chase	15,500	0.50%	3/20/10	8.25%	315,772	—	315,772
JPMorgan Chase	8,700	0.50%	3/20/10	8.50%	182,794	—	182,794
SLM	5,600	4.86%	3/20/13	2.95%	(279,442)	—	(279,442)
SLM	10,000	4.86%	3/20/13	3.00%	(484,431)	—	(484,431)

					$4,720,579	$(3,375,000)	$8,095,579

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D)	Interest rate swap agreements outstanding at January 31, 2010:

	Notional		Rate Type			Upfront
	Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Appreciation

Barclays Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	$1,107,617	$(124,590)	$1,232,207
Citigroup	$275,700	12/16/14	3-Month USD-LIBOR	4.00%	19,250,169	7,388,760	11,861,409
Citigroup	MXN 121,700	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	373,745	174,357	199,388
HSBC Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	1,107,617	(140,499)	1,248,116
HSBC Bank	MXN 250,000	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	767,757	392,903	374,854
Merrill Lynch	MXN 241,600	2/7/19	28-Day Mexico Interbank TIIE Banxico	8.30%	282,058	—	282,058
Morgan Stanley	€1,500	3/18/14	6-Month EUR-LIBOR	4.00%	177,733	43,974	133,759
Morgan Stanley	$6,900	12/16/14	3-Month USD-LIBOR	4.00%	481,778	156,285	325,493
Royal Bank of Scotland	313,000	12/16/14	3-Month USD-LIBOR	4.00%	21,854,563	5,787,518	16,067,045

					$45,403,037	$13,678,708	$31,724,329

BRL—Brazilian Real
CDI—Inter-Bank Deposit Certificate
EUR/€—Euro
LIBOR—London Inter-Bank Offered Rate
MXN—Mexican Peso
TIIE—Inter-Bank Equilibrium Interest Rate
(E)	Forward foreign currency contracts outstanding at January 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	January 31, 2010	(Depreciation)

Purchased:
1,189,000 British Pound settling 3/25/10	UBS	$1,902,929	$1,904,544	$1,615
3,747,289 Mexican Peso settling 4/22/10	Deutsche Bank	285,316	286,126	810
2,348,765 Mexican Peso settling 4/22/10	Goldman Sachs	172,779	179,341	6,562
2,197,541 Mexican Peso settling 4/22/10	HSBC Bank	166,001	167,795	1,794
517,123 Mexican Peso settling 4/22/10	JPMorgan Chase	38,753	39,485	732
Sold:
64,066 Australian Dollar settling 2/26/10	Royal Bank of Scotland	58,558	56,802	1,756
2,210,000 British Pound settling 3/25/10	UBS	3,588,631	3,539,986	48,645
650,000 Euro settling 4/26/10	JPMorgan Chase & Co.	920,569	903,272	17,297
3,173,515 Mexican Peso settling 4/22/10	Citigroup	233,486	242,315	(8,829)
232,373 Mexican Peso settling 4/22/10	Deutsche Bank	17,115	17,743	(628)

				$69,754

The Portfolio received $50,000,000 in cash as collateral for derivative contracts and delayed-delivery securities. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy.
(F) The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended January 31, 2010 was $104,572,478 at a weighted average interest rate of 0.09%. At January 31, 2010, there were no open reverse repurchase agreements.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Portfolio to measure fair value during the three months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolio utilized option adjusted spread pricing techniques.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at January 31, 2010 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2—
		Other	Level 3—
		Significant	Significant
	Level 1—	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/10

Investments in Securities—Assets
Corporate Bonds & Notes	—	$877,738,570	—	$877,738,570
U.S. Government Agency Securities:
Fannie Mae	—	331,167,892	$6,005,689	337,173,581
All Other	—	338,860,364	—	338,860,364
Mortgaged-Backed Securities	—	330,036,536	27,423,789	357,460,325
U.S. Treasury Bonds & Notes	—	357,368,157	—	357,368,157
Municipal Bonds	—	78,943,524	—	78,943,524
Asset-Backed Securities	—	55,215,626	750,868	55,966,494
Convertible Preferred Stock	$13,246,996	—	—	13,246,996
Sovereign Debt Obligation	—	12,190,500	—	12,190,500
Common Stock	630,131	—	—	630,131
Short-Term Investments	—	398,035,621	—	398,035,621

Total Investments in Securities—Assets	$13,877,127	$2,779,556,790	$34,180,346	$2,827,614,263

Investments in Securities—Liabilities
Options Written, at value	$(5,304)	$(1,976,787)	—	$(1,982,091)
Securities Sold Short, at value	—	(123,258,064)	—	(123,258,064)

Total Investments in Securities—Liabilities	$(5,304)	$(125,234,851)	—	$(125,240,155)

Other Financial Instruments*	$5,220,187	$38,433,340	—	$43,653,527

Total Investments	$19,092,010	$2,692,755,279	$34,180,346	$2,746,027,635

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2010, was as follows:

		Net			Net Change
	Beginning	Purchases	Accrued	Net	in Unrealized	Transfers in	Ending
	Balance	(Sales)	Discounts	Realized	Appreciation/	and/or out	Balance
	10/31/09	and Settlements	(Premiums)	Gain (Loss)	Depreciation	of Level 3	1/31/10

Investments in Securities—Assets
U.S. Government Agency Securities:
Fannie Mae	$5,930,401	—	$7,103	—	$68,185	—	$6,005,689
Mortgaged-Backed Securities	26,289,690	—	107,682	—	1,026,417	—	27,423,789
Asset-Backed Securities	794,015	$(56,233)	—	—	13,086	—	750,868

Total Investments	$33,014,106	$(56,233)	$114,785	—	$1,107,688	—	$34,180,346

The net change in unrealized appreciation/depreciation on investments, which the Portfolio held at January 31, 2010 was $1,088,139.
In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “ Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time, the Portfolio’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Fixed Income SHares—Series R Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

U.S. TREASURY BONDS & NOTES—59.6%
	U.S. Treasury Inflation Indexed Bonds & Notes (g),
$409	1.25%, 4/15/14		$426,852
4,615	1.375%, 7/15/18		4,711,249
11,442	1.625%, 1/15/15		12,038,749
14,958	1.875%, 7/15/13		15,940,089
13,235	1.875%, 7/15/15		14,121,839
15,096	1.875%, 7/15/19		15,966,306
27,084	2.00%, 7/15/14 (h)		29,047,663
3,706	2.00%, 1/15/16		3,971,210
24,523	2.00%, 1/15/26		25,122,866
14,160	2.375%, 1/15/17		15,522,505
21,575	2.375%, 1/15/25		23,254,272
8,061	2.50%, 1/15/29		8,809,313
11,586	2.625%, 7/15/17		12,938,012
1,218	3.375%, 1/15/12		1,310,805
4,949	3.625%, 4/15/28		6,220,686
1,250	3.875%, 4/15/29 (h)		1,636,172

	Total U.S. Treasury Bonds & Notes (cost—$183,400,717)		191,038,588

CORPORATE BONDS & NOTES—13.3%
	Banking—1.0%
1,500	American Express Bank FSB, 0.361%, 5/29/12, FRN	A2/BBB+	1,471,838
	Barclays Bank PLC (a)(c),
100	7.434%, 12/15/17 (f)	Baa2/BBB+	95,750
720	10.179%, 6/12/21	Baa1/A	952,762
700	National Australia Bank Ltd., 5.35%, 6/12/13 (a)(c)	Aa1/AA	761,687

			3,282,037

	Building & Construction—0.5%
1,400	Pulte Homes, Inc., 7.875%, 8/1/11	B1/BB	1,477,000

	Chemicals—0.3%
1,000	RPM International, Inc., 6.50%, 2/15/18	Baa3/BBB-	1,079,352

	Consumer Products—1.6%
4,000	Newell Rubbermaid, Inc., 10.60%, 4/15/19	Baa3/BBB-	5,195,156

	Financial Services—4.1%
	American Express Credit Corp.,
200	5.875%, 5/2/13	A2/BBB+	216,997
580	7.30%, 8/20/13	A2/BBB+	659,696
	Bank of America Corp.,
1,400	5.375%, 6/15/14	A2/A	1,483,115
400	7.375%, 5/15/14	A2/A	453,966
2,300	Citigroup, Inc., 6.125%, 5/15/18	A3/A	2,315,295
4,700	Citigroup Funding, Inc., 5.70%, 6/30/11	A3/A	4,917,765
800	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	B3/B-	810,102
700	GMAC, Inc., 6.875%, 9/15/11	Ca/B	698,769
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14 (d)	WR/NR	21,375
350	Longpoint Re Ltd., 5.504%, 11/8/11, FRN (a)(b)(c)(j) (acquisition cost—$350,000; purchased 5/24/07)	NR/BB+	350,962

Fixed Income SHares—Series R Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Financial Services (continued)
$400	Merna Reinsurance Ltd., 0.901%, 6/30/12, FRN (a)(b)(c)(j) (acquisition cost—$396,000; purchased 9/21/07)	Aa2/NR	$393,400
500	Morgan Stanley, 0.701%, 10/18/16, FRN	A2/A	458,803
€100	Royal Bank of Scotland Group PLC, 7.092%, 9/29/17 (f)	B3/CC	77,837
$400	Wells Fargo Capital XIII, 7.70%, 3/26/13 (f)	Ba1/A-	390,000

			13,248,082

	Food & Beverage—0.5%
1,500	FBG Finance Ltd., 5.125%, 6/15/15 (a)(c)	Baa2/BBB	1,593,731

	Hotels/Gaming—1.0%
2,900	Starwood Hotels & Resorts Worldwide, Inc., 6.25%, 2/15/13	Ba1/BB	2,997,875

	Insurance—3.3%
2,445	American International Group, Inc., 8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	1,662,600
3,000	Marsh & McLennan Cos., Inc., 9.25%, 4/15/19	Baa2/BBB-	3,740,415
	Metropolitan Life Global Funding I (a)(c),
4,200	2.157%, 6/10/11, FRN	Aa3/AA-	4,280,993
300	5.125%, 4/10/13	Aa3/AA-	323,461
300	New York Life Global Funding, 4.65%, 5/9/13 (a)(c)	Aaa/AAA	318,558
200	Pacific Life Global Funding, 5.15%, 4/15/13 (a)(c)	A1/AA-	211,520

			10,537,547

	Oil & Gas—0.1%
200	Gaz Capital S.A., 8.146%, 4/11/18 (a)(c)	Baa1/BBB	218,000

	Retail—0.9%
2,800	New Albertsons, Inc., 7.50%, 2/15/11	Ba3/B+	2,877,000

	Total Corporate Bonds & Notes (cost—$38,905,847)		42,505,780

MORTGAGE-BACKED SECURITIES—2.2%
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
51	2.181%, 3/25/35	Aaa/AAA	49,365
52	2.53%, 8/25/35	Aaa/AAA	50,508
91	2.56%, 8/25/35	Aa1/AAA	87,797
160	2.94%, 3/25/35	Aa1/AAA	151,357
	Citigroup Mortgage Loan Trust, Inc., CMO,
60	2.51%, 8/25/35, FRN	A3/AAA	54,290
107	4.248%, 8/25/35, FRN	A3/AAA	97,215
2,138	5.969%, 9/25/37, VRN	NR/CCC	1,552,653
	Countrywide Alternative Loan Trust, CMO, FRN,
2,883	0.426%, 12/20/46	Caa1/CCC	1,393,368
779	1.481%, 2/25/36	B2/CCC	438,653
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
43	0.571%, 6/25/35, FRN (a)(c)	Aa3/AAA	37,773
1,571	3.603%, 4/20/35, VRN	Aa1/AAA	1,439,318
200	GSR Mortgage Loan Trust, 2.955%, 9/25/35, CMO, FRN	NR/AAA	184,912
1,464	MLCC Mortgage Investors, Inc., 4.25%, 10/25/35, CMO, FRN	A1/AAA	1,353,975
517	Residential Accredit Loans, Inc., 0.411%, 6/25/46, CMO, FRN	Caa1/CCC	194,994

	Total Mortgage-Backed Securities (cost—$7,587,882)		7,086,178

Fixed Income SHares—Series R Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

SOVEREIGN DEBT OBLIGATIONS—2.2%
		Canada—1.2%
		Canadian Government Bond (g),
CAD	1,139	2.00%, 12/1/41	Aaa/AAA	$1,247,831
CAD	1,678	3.00%, 12/1/36	Aaa/AAA	2,099,005
CAD	252	4.00%, 12/1/31	Aaa/AAA	439,322

				3,786,158

		Germany—1.0%
	€1,100	Bundesrepublik Deutschland, 4.25%, 7/4/18, Ser. 08	Aaa/AAA	1,666,617
	€1,012	Deutsche Bundesrepublik Inflation Linked, 1.75%, 4/15/20 (g)	NR/AAA	1,451,058

				3,117,675

		Total Sovereign Debt Obligations (cost—$6,819,153)		6,903,833

U.S. GOVERNMENT AGENCY SECURITIES—1.0%
		Fannie Mae—0.5%
	$1,462	0.676%, 2/25/37, CMO, FRN	Aaa/AAA	1,431,847
	21	1.744%, 10/1/44, FRN, MBS	Aaa/AAA	21,056

				1,452,903

		Freddie Mac—0.5%
	37	0.109%, 2/1/11, FRN (h)	Aaa/AAA	36,985
	46	0.327%, 3/9/11, FRN (h)	Aaa/AAA	46,088
	621	0.463%, 2/15/19, CMO, FRN	Aaa/AAA	620,640
	459	6.593%, 9/1/36, FRN, MBS	Aaa/AAA	486,117
	457	6.70%, 7/1/36, FRN, MBS	Aaa/AAA	484,498

				1,674,328

		Total U.S. Government Agency Securities (cost—$3,092,148)		3,127,231

ASSET-BACKED SECURITIES—0.5%
	1,100	AMMC CDO, 0.488%, 8/8/17, FRN (a)(c)(e)	Aaa/AAA	1,058,762
	441	Bear Stearns Asset Backed Securities Trust, 1.231%, 10/25/37, FRN	B1/BBB	289,725
	339	Massachusetts Educational Financing Auth., 1.199%, 4/25/38, FRN	Aaa/AAA	340,444

		Total Asset-Backed Securities (cost—$1,830,780)		1,688,931

Shares
CONVERTIBLE PREFERRED STOCK—0.0%
Financial Services—0.0%
200	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (cost—$200,000)	Ba1/A-	188,520

Principal
Amount
(000s)
MUNICIPAL BONDS—0.0%
	West Virginia—0.0%
$100	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost—$94,059)	Baa3/BBB	80,762

SHORT-TERM INVESTMENTS—19.8%
	U.S. Government Agency Securities—6.5%
5,300	Fannie Mae, 0.169%, 4/7/10	Aaa/AAA	5,299,428
15,600	Freddie Mac, 0.08%, 3/10/10	Aaa/AAA	15,598,717

	Total U.S. Government Agency Securities (cost—$20,897,808)		20,898,145

Fixed Income SHares—Series R Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Corporate Notes—2.0%
	Financial Services—1.4%
$4,400	Ford Motor Credit Co. LLC, 9.75%, 9/15/10	B3/B-	$4,540,514

	Insurance—0.6%
1,600	ASIF I, 0.399%, 7/26/10, FRN	A1/A+	1,558,606
300	Residential Reinsurance Ltd., 7.506%, 6/7/10, FRN (a)(b)(c)(j) (acquisition cost—$300,000; purchased 5/16/07)	NR/BB	303,315

			1,861,921

	Total Corporate Notes (cost—$6,371,103)		6,402,435

	U.S. Treasury Bills (h)—0.4%
1,120	0.07%-0.26%, 2/25/10-4/1/10 (cost—$1,119,873)		1,119,873

	Repurchase Agreements—10.9%
32,000	Barclays Capital, Inc., dated 1/29/10, 0.12%, due 2/1/10, proceeds $32,000,320; collateralized by Freddie Mac, 0.12%, due 1/25/12, valued at $33,032,558 including accrued interest		32,000,000
2,000	Deutsche Bank Securities, Inc., dated 1/29/10, 0.10%, due 2/1/10, proceeds $2,000,017; collateralized by U.S. Treasury Bonds, 4.375%, due 11/15/39, valued at $2,051,115 including accrued interest		2,000,000
986	State Street Bank & Trust Co., dated 1/29/10, 0.01%, due 2/1/10, proceeds $986,001; collateralized by U.S. Treasury Bills, zero coupon, due 2/11/10, valued at $1,010,000		986,000

	Total Repurchase Agreements (cost—$34,986,000)		34,986,000

	Total Short-Term Investments (cost—$63,374,784)		63,406,453

	Total Investments before options written (cost—$305,305,370)—98.6%		316,026,276

Notional
Amount
OPTIONS WRITTEN (i)—(0.2)%
Call Options—(0.1)%
$11,000,000	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 2.75%, expires 4/19/10	(12,168)

Fixed Income SHares—Series R Schedule of Investments
January 31, 2010 (unaudited)

Contracts/
Notional
Amount			Value*

	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$17,800,000	strike rate 3.25%, expires 2/17/10		$(911)
$34,100,000	strike rate 3.25%, expires 4/19/10		(66,353)
$9,400,000	strike rate 3.50%, expires 6/14/10		(81,451)
	Inflation Cap CPURNSA Index (OTC),
$5,800,000	Exercise Index=Maximum of ((Index Final/Index Initial-1)-2.50%) or $0, expires 12/7/10		(23,016)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
56	strike price $119, expires 2/19/10		(15,662)
114	strike price $120, expires 2/19/10		(7,654)

			(207,215)

	Put Options—(0.1)%
	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$11,000,000	strike rate 4%, expires 4/19/10		(28,243)
$2,000,000	strike rate 5.37%, expires 9/20/10		(5,395)
	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$5,700,000	strike rate 4.00%, expires 2/17/10		(10,619)
$34,100,000	strike rate 4.25%, expires 4/19/10		(221,635)
$9,400,000	strike rate 4.50%, expires 6/14/10		(81,064)
$13,500,000	strike rate 5.00%, expires 4/19/10		(9,613)
$3,300,000	strike rate 10.00%, expires 7/10/12		(11,625)
	Inflation Floor CPURNSA Index (OTC),
$5,800,000	Exercise Index=Maximum of (-1.00%-(Index Final/Index Initial-1)) or $0, expires 12/14/10		(4,581)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
114	strike price $115, expires 2/19/10		(3,346)
56	strike price $116, expires 2/19/10		(4,972)

			(381,093)

	Total Options Written (premiums received—$1,412,191)		(588,308)

	Total Investments net of options written (cost—$303,893,179)	98.4%	315,437,968
	Other assets less other liabilities	1.6	5,088,191

	Net Assets	100.0%	$320,526,159

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $10,900,674, representing 3.4% of net assets.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Fair-Valued—Securities with an aggregate value of $1,058,762, representing 0.3% of net assets.

(f)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(g)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.

(h)	All or partial amount segregated as collateral for futures contracts and/or swaps.

(i)	Non-income producing.

(j)	Restricted. The aggregate acquisition cost of such securities is $1,046,000. The aggregate market value of $1,047,677 is approximately 0.3% of net assets.
Glossary:

CAD—Canadian Dollar
CBOT—Chicago Board of Trade
CMO—Collateralized Mortgage Obligation
CPURNSA—Consumer Price All Urban Non-Seasonally Adjusted Index
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2010.
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over the Counter
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2010.

WR—Withdrawn Rating

Other Investments:
(A) Futures contracts outstanding at January 31, 2010:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation

Long:	Euribor Futures	64	$22,028	6/15/10	$53,454
	Euro Bobl 5 yr. Futures	50	8,149	3/9/10	13,108
	Euro Bund 10 yr. Futures	107	18,350	3/9/10	64,779
	Financial Futures Euro—90 day	467	116,277	6/14/10	866,287

					$997,628

The Portfolio pledged cash collateral of $152,000 for futures contracts.
(B) Transactions in options written for the three months ended January 31, 2010:

		Notional
	Contracts	Amount	Premiums

Options outstanding, October 31, 2009	—	28,300,000	$243,705
Options written	368	183,200,000	1,480,677
Options terminated in closing transactions	(28)	(48,600,000)	(312,191)

Options outstanding, January 31, 2010	340	162,900,000	$1,412,191

(C) Credit default swap agreements:
Buy protection swap agreements outstanding at January 31, 2010 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Paid	(Depreciation)

Bank of America:
Marsh & McLennan	$3,000	1.00%	6/20/19	(0.90)%	$20,369	—	$20,369
Barclays Bank:
FBG Finance	1,500	0.50%	6/20/15	(1.60)%	(86,645)	—	(86,645)
Deutsche Bank:
Albertsons	3,000	1.84%	3/20/11	(1.00)%	24,885	$30,211	(5,326)
Pulte Homes	1,500	1.67%	9/20/11	(1.00)%	14,412	5,573	8,839
Starwood Hotels & Resorts Worldwide	3,100	1.51%	3/20/13	(1.00)%	44,308	52,342	(8,034)
Goldman Sachs:
RPM International	1,000	1.24%	3/20/18	(1.50)%	(19,886)	—	(19,886)
JPMorgan Chase:
Newell Rubbermaid	4,000	1.76%	6/20/19	(2.72)%	(299,834)	—	(299,834)

					$(302,391)	$88,126	$(390,517)

Sell protection swap agreements outstanding at January 31, 2010 (2):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Received	Appreciation

Deutsche Bank:
American International Group	$3,800	5.68%	12/20/13	5.00%	$(62,349)	$(389,500)	$327,151

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at January 31, 2010:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid (Received)	(Depreciation)

Barclays Bank	€9,100	9/17/10	6-Month EUR-LIBOR	5.00%	$499,249	$(96,137)	$595,386
HSBC Bank	BRL 5,400	1/2/12	BRL-CDI-Compounded	11.67%	42,541	43,235	(694)
Morgan Stanley	BRL 7,700	1/2/12	BRL-CDI-Compounded	10.12%	(178,303)	(137,054)	(41,249)
Morgan Stanley	BRL 6,900	1/2/12	BRL-CDI-Compounded	11.60%	49,137	39,776	9,361
Morgan Stanley	BRL 1,100	1/2/12	BRL-CDI-Compounded	12.54%	20,101	(3,176)	23,277

					$432,725	$(153,356)	$586,081

BRL—Brazilian Real
CDI—Inter-Bank Deposit Certificate
EUR/€—Euro
LIBOR—London Inter-Bank Offered Rate
(E) Forward foreign currency contracts outstanding at January 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value on	Appreciation
	Counterparty	Origination Date	January 31, 2010	(Depreciation)

Purchased:
1,281,000 Brazilian Real settling 2/2/10	Citigroup	$700,000	$684,514	$(15,486)
1,005,219 Brazilian Real settling 2/2/10	Deutsche Bank	536,174	537,148	974
275,781 Brazilian Real settling 2/2/10	Goldman Sachs	147,099	147,366	267
275,781 Brazilian Real settling 4/5/10	Goldman Sachs	157,482	145,662	(11,820)
1,343,922 Canadian Dollar settling 2/1/10	Goldman Sachs	1,262,135	1,261,306	(829)
916,181 Chinese Yuan Renminbi settling 3/29/10	Bank of America	135,100	134,845	(255)
2,656,200 Chinese Yuan Renminbi settling 1/10/11	Bank of America	400,000	399,855	(145)
105,700 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	15,643	15,557	(86)
6,369,174 Chinese Yuan Renminbi settling 6/7/10	Barclays Bank	939,000	943,162	4,162
351,572 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	53,000	52,735	(265)
753,518 Chinese Yuan Renminbi settling 3/29/10	Citigroup	111,550	110,905	(645)
2,667,460 Chinese Yuan Renminbi settling 6/7/10	Citigroup	392,620	395,004	2,384
563,848 Chinese Yuan Renminbi settling 11/17/10	Citigroup	85,000	84,537	(463)
505,001 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	74,825	74,327	(498)
1,146,841 Chinese Yuan Renminbi settling 6/7/10	Deutsche Bank	169,275	169,827	552
1,457,535 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	219,984	218,528	(1,456)
724,994 Chinese Yuan Renminbi settling 3/29/10	HSBC Bank USA	107,200	106,706	(494)
8,294,386 Chinese Yuan Renminbi settling 6/7/10	HSBC Bank USA	1,223,000	1,228,252	5,252
6,800 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase	1,006	1,001	(5)
575,680 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	87,000	86,311	(689)
4,647,860 Chinese Yuan Renminbi settling 1/10/11	Morgan Stanley	700,000	699,673	(327)
335,345,000 Japanese Yen settling 2/16/10	Royal Bank of Scotland	3,689,854	3,699,303	9,449
8,620 Malaysian Ringgit settling 2/12/10	Barclays Bank	2,515	2,526	11
885 Malaysian Ringgit settling 2/12/10	Citigroup	250	259	9
18,054 Malaysian Ringgit settling 10/12/10	Citigroup	5,273	5,234	(39)
12,364 Malaysian Ringgit settling 2/12/10	Deutsche Bank	3,659	3,623	(36)
4,000 Malaysian Ringgit settling 2/12/10	JPMorgan Chase	1,168	1,172	4
2,572 Malaysian Ringgit settling 6/14/10	Morgan Stanley	751	750	(1)
6,648,951 Mexican Peso settling 4/22/10	Bank of America	488,373	507,685	19,312
13,113,000 Mexican Peso settling 4/22/10	Deutsche Bank	1,000,000	1,001,250	1,250
51,745,100 Mexican Peso settling 4/22/10	Royal Bank of Scotland	3,856,969	3,951,024	94,055
2,345,327 Philippines Peso settling 4/16/10	Deutsche Bank	49,848	49,994	146
3,477,600 Singapore Dollar settling 2/11/10	Citigroup	2,500,000	2,477,183	(22,817)
2,231,440 Singapore Dollar settling 2/11/10	Goldman Sachs	1,600,000	1,589,511	(10,489)
137,000,000 South Korean Won settling 7/28/10	Barclays Bank	115,612	117,336	1,724
242,313,000 South Korean Won settling 11/12/10	Barclays Bank	206,963	207,005	42
1,064,442,000 South Korean Won settling 2/11/10	Citigroup	905,695	915,999	10,304
655,081,323 South Korean Won settling 11/12/10	Citigroup	563,432	559,629	(3,803)
1,244,720,000 South Korean Won settling 2/11/10	Deutsche Bank	1,050,000	1,071,137	21,137
872,402,677 South Korean Won settling 7/28/10	Deutsche Bank	728,402	747,186	18,784
655,050,000 South Korean Won settling 2/11/10	JPMorgan Chase	550,000	563,699	13,699
1,305,700,000 South Korean Won settling 7/28/10	JPMorgan Chase	1,100,000	1,118,291	18,291
815,370,500 South Korean Won settling 11/12/10	JPMorgan Chase	710,000	696,562	(13,438)
225,109,000 South Korean Won settling 7/28/10	Morgan Stanley	190,343	192,799	2,456
538,823,000 South Korean Won settling 8/27/10	Morgan Stanley	457,677	461,170	3,493
391,374,000 South Korean Won settling 11/12/10	Morgan Stanley	340,000	334,346	(5,654)
Sold:
11,261 Australian Dollar settling 2/26/10	Royal Bank of Scotland	10,293	9,984	309
1,281,000 Brazilian Real settling 2/2/10	Citigroup	683,273	684,514	(1,241)
1,005,219 Brazilian Real settling 2/2/10	Deutsche Bank	522,327	537,148	(14,821)
275,781 Brazilian Real settling 2/2/10	Goldman Sachs	159,411	147,366	12,045
371,000 Canadian Dollar settling 2/22/10	Citigroup	347,105	348,181	(1,076)
1,344,000 Canadian Dollar settling 2/22/10	Goldman Sachs	1,262,149	1,261,336	813
1,262,000 Canadian Dollar settling 2/22/10	Royal Bank of Scotland	1,182,147	1,184,379	(2,232)
2,702,800 Chinese Yuan Renminbi settling 6/7/10	Bank of America	400,000	400,237	(237)
359,602 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	53,000	52,927	73
576,768 Chinese Yuan Renminbi settling 3/29/10	Citigroup	85,000	84,890	110
1,485,528 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	218,870	218,643	227
590,296 Chinese Yuan Renminbi settling 3/29/10	Morgan Stanley	87,000	86,881	119
4,729,060 Chinese Yuan Renminbi settling 6/7/10	Morgan Stanley	700,000	700,290	(290)
2,094,000 Euro settling 4/26/10	JPMorgan Chase	2,965,649	2,909,926	55,723
551,000 Euro settling 4/26/10	Royal Bank of Scotland	772,377	765,697	6,680
340,801,000 Japanese Yen settling 2/16/10	Royal Bank of Scotland	3,749,528	3,759,490	(9,962)
18,054 Malaysian Ringgit settling 2/12/10	Citigroup	5,290	5,291	(1)
518,526,000 South Korean Won settling 2/11/10	Citigroup	450,000	446,214	3,786
807,225,000 South Korean Won settling 2/11/10	JPMorgan Chase	710,000	694,653	15,347
387,124,000 South Korean Won settling 2/11/10	Morgan Stanley	340,000	333,137	6,863

				$210,252

The Portfolio received $380,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Portfolio to measure fair value during the three months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolio utilized option adjusted spread pricing techniques.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at January 31, 2010 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2—	Level 3—
		Other Significant	Significant
	Level 1—	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/10

Investments in Securities—Assets
U.S. Treasury Bonds and Notes	—	$191,038,588	—	$191,038,588
Corporate Bonds & Notes	—	42,112,380	$393,400	42,505,780
Mortgaged-Backed Securities	—	7,086,178	—	7,086,178
Sovereign Debt Obligations	—	6,903,833	—	6,903,833
U.S. Government Agency Securities	—	3,127,231	—	3,127,231
Asset-Backed Securities	—	630,169	1,058,762	1,688,931
Convertible Preferred Stock	$188,520	—	—	188,520
Municipal Bonds	—	80,762	—	80,762
Short-Term Investments	—	63,406,453	—	63,406,453

Total Investments in Securities—Assets	$188,520	$314,385,594	$1,452,162	$316,026,276

Investments in Securities—Liabilities
Options Written, at value	—	$(588,308)	—	$(588,308)

Other Financial Instruments*	$997,628	$732,967	—	$1,730,595

Total Investments	$1,186,148	$314,530,253	$1,452,162	$317,168,563

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized	Transfers in
	Balance	Purchases (Sales)	Discounts	Net Realized	Appreciation	and/or out	Ending Balance
	10/31/09	and Settlements	(Premiums)	Gain (Loss)	(Depreciation)	of Level 3	1/31/10

Investments in Securities—Assets
Corporate Bonds & Notes	$392,280	—	$379	—	$741	—	$393,400
Asset-Backed Securities	—	$1,050,500	349	—	7,913	—	1,058,762

Total Investments	$392,280	$1,050,500	$728	—	$8,654	—	$1,452,162

The net change in unrealized appreciation/depreciation on investments, which the Portfolio held at January 31, 2010 was $8,654.
In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “ Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time, the Portfolio’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Item 2. Controls and Procedures
(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Global Investors Managed Accounts Trust
By:	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 26, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 26, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 26, 2010